                                                   -----------------------------
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                                                   -----------------------------
                                                    OMB Number:       3235-0578
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                                                    hours per response....20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number            811-8370
                                  ----------------------------------------------

                                 McMorgan Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Bush Street, Suite 800, San Francisco, CA  94104
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip Code)

      Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    800-831-1994


Date of fiscal year end:                  June 30
                        --------------------------------------------------------

Date of reporting period:             March 31, 2005
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended March 31, 2005 is filed herewith.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
MCMORGAN PRINCIPAL PRESERVATION FUND
COMMERCIAL PAPER
ABN-Amro North America Finance, Inc.                      $4,000,000     $3,989,422           2.79%
  2.72% due 5/6/05
Alcoa, Inc.                                               $5,900,000     $5,900,000           4.13%
  2.90% due 4/1/05
Allianz Finance Corp.                                     $6,000,000     $5,998,260           4.20%
  2.61% due 4/5/05 (a)
CIT Group, Inc.                                           $1,250,000     $1,246,398           0.87%
  2.73% due 5/9/05
Comcast Corp.                                             $1,350,000     $1,348,547           0.94%
  2.98% due 4/14/05 (a)
DaimlerChrysler North American Holdings Corp.             $1,350,000     $1,348,029           0.94%
  2.92% due 4/19/05
Danske Corp.                                              $2,500,000     $2,496,889           1.75%
  2.635% due 4/18/05
Hewlett-Packard Co.                                       $1,800,000     $1,796,808           1.26%
  2.66% due 4/25/05 (a)
International Lease Finance Corp.                         $4,800,000     $4,797,928           3.36%
  2.59% due 4/7/05
Procter & Gamble Co. (The)                                $6,000,000     $5,986,257           4.19%
  2.66% due 5/2/05(a)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Sanofi-Aventis                                            $6,000,000     $5,984,907           4.19%
  2.645% due 5/3/05 (a)
The Hertz Corp.                                           $1,350,000     $1,345,582           0.94%
  3.034% due 5/9/05
Torchmark Corp.                                           $6,000,000     $5,991,660           4.19%
  2.78% due 4/19/05 (a)
Tribune Co.                                               $4,990,000     $4,988,459           3.49%
  2.78% due 4/5/05 (a)
Walt Disney Co. (The)                                     $1,350,000     $1,345,839           0.94%
  2.92% due 5/9/05
Xtra, Inc.                                                $3,000,000     $2,998,390           2.10%
  2.76% due 4/8/05 (a)
Altria Group, Inc.                                        $1,350,000     $1,346,256           0.94%
  3.12% due 5/3/05
                                                                       -----------------------------
TOTAL COMMERCIAL PAPER                                                  $58,909,631          41.22%
                                                                       -----------------------------

GOVERNMENT
Federal National Mortgage Association                     $3,000,000     $2,978,160           2.08%
  2.73% due 7/6/05
Federal National Mortgage Association                     $4,000,000     $3,938,489           2.76%
  3.20% due 9/21/05
Federal National Mortgage Association                     $4,000,000     $3,955,897           2.77%
  3.03% due 8/10/05
Federal National Mortgage Association                     $2,190,000     $2,166,301           1.52%
  3.02% due 8/8/05
Federal National Mortgage Association                     $4,500,000     $4,451,530           3.12%
  2.96% due 8/10/05
Federal National Mortgage Association                     $4,000,000     $3,957,717           2.77%
  2.95% due 8/8/05
Federal National Mortgage Association                     $4,000,000     $3,971,322           2.78%
  2.90% due 6/29/05
Federal National Mortgage Association                     $5,000,000     $4,947,782           3.46%
  2.87% due 8/10/05
Federal National Mortgage Association                     $6,000,000     $5,953,540           4.17%
  2.743% due 7/11/05
Federal National Mortgage Association                     $8,000,000     $7,942,187           5.56%
  2.71% due 7/6/05
Federal National Mortgage Association                     $8,400,000     $8,384,318           5.87%
  2.585% due 4/27/05
Federal National Mortgage Association                     $4,000,000     $3,921,771           2.75%
  3.29% due 11/1/05

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Federal National Mortgage Association                     $4,000,000     $3,960,940           2.77%
  2.835% due 8/3/05
Freddie Mac Discount Note                                 $3,000,000     $2,993,787           2.10%
  2.33% due 5/3/05
Freddie Mac Discount Note                                 $2,000,000     $1,954,525           1.37%
  3.21% due 12/12/05
Freddie Mac Discount Note                                 $1,800,000     $1,786,770           1.25%
  2.855% due 6/30/05
Freddie Mac Discount Note                                 $2,300,000     $2,283,006           1.60%
  2.80% due 7/5/05
Freddie Mac Discount Note                                 $3,027,000     $3,019,491           2.11%
  2.35% due 5/9/05
Freddie Mac Discount Note                                 $9,721,000     $9,697,913           6.79%
  2.25% due 5/9/05
Freddie Mac Discount Note                                 $2,000,000     $1,994,768           1.40%
  2.597% due 5/5/05
                                                                       -----------------------------
TOTAL GOVERNMENT                                                        $84,260,214          59.00%
                                                                       -----------------------------

                                                                       -----------------------------
TOTAL INVESTMENTS (COST $143,169,845) (b)                              $143,169,845         100.22%
                                                                       -----------------------------

Liabilities in Excess of Cash and Other Assets                           ($319,979)          -0.22%
                                                                       -----------------------------
NET ASSETS                                                             $142,849,866         100.00%
                                                                       =============================


(a) May be sold to institutional investors only.
(b)At March 31, 2005, cost is identical for book and federal income tax purposes.

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
MCMORGAN INTERMEDIATE FIXED INCOME FUND
CORPORATE BONDS
CONSUMER DISCRETIONARY
Cox Communications, Inc.                                  $2,000,000     $2,221,314           1.36%
  7.75%, due 11/1/10
DaimlerChrysler North America Holdings, Inc.              $1,570,000     $1,632,761           1.00%
  6.50%, due 11/15/13
General Motors Corp.                                      $1,155,000     $1,042,701           0.64%
  7.20%, due 1/15/11
Tele-Communications, Inc.                                 $2,485,000     $3,114,801           1.90%
  9.80%, due 2/1/12
Time Warner, Inc.                                         $2,075,000     $2,266,075           1.38%
  6.875%, due 5/1/12
Viacom, Inc.                                              $1,005,000     $1,123,501           0.69%
  7.70%, due 7/30/10
                                                                       -----------------------------
TOTAL CONSUMER DISCRETIONARY                                            $11,401,153           6.97%
                                                                       -----------------------------

CONSUMER STAPLES
Kraft Foods, Inc.                                           $970,000       $944,377           0.58%
  4.125%, due 11/12/09
                                                                       -----------------------------
TOTAL CONSUMER STAPLES                                                     $944,377           0.58%
                                                                       -----------------------------

ENERGY
Conoco, Inc.                                                $650,000       $692,360           0.42%
  6.35%, due 4/15/09
ConocoPhillips                                              $535,000       $570,845           0.35%
  6.375%, due 3/30/09
                                                                       -----------------------------
TOTAL ENERGY                                                             $1,263,205           0.77%
                                                                       -----------------------------

FINANCIALS
Aegon N.V.                                                $1,535,000     $1,492,589           0.91%
  4.75%, due 6/1/13
American General Finance Corp. Series I                   $1,395,000     $1,339,305           0.82%
  3.875%, due 10/1/09
Bank of America Corp.                                     $1,770,000     $1,850,163           1.13%
  5.875%, due 2/15/09

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Bank One Corp.                                            $1,970,000     $2,067,214           1.26%
  5.90%, due 11/15/11
Capital One Bank                                          $1,665,000     $1,787,902           1.09%
  6.50%, due 6/13/13
Capital One Financial Corp.                                 $515,000       $500,242           0.31%
  4.80%, due 2/21/12
CIT Group, Inc.                                           $2,720,000     $2,801,361           1.71%
  5.75%, due 9/25/07
Citigroup, Inc.                                           $3,235,000     $3,351,541           2.05%
  5.625%, due 8/27/12
Countrywide Home Loans, Inc. Series K                     $2,000,000     $1,981,672           1.21%
  4.25%, due 12/19/07
EOP Operating LP                                            $520,000       $543,495           0.33%
  6.763%, due 6/15/07
EOP Operating LP                                          $1,460,000     $1,658,335           1.01%
  8.10%, due 8/1/10
Ford Motor Credit Co.                                       $365,000       $343,814           0.21%
  5.70%, due 1/15/10
Ford Motor Credit Co.                                     $2,305,000     $2,315,073           1.41%
  7.375%, due 10/28/09
General Electric Capital Corp. Series A                   $4,295,000     $4,215,847           2.58%
  3.45%, due 7/16/07
General Motors Acceptance Corp.                             $810,000       $778,002           0.48%
  7.75%, due 1/19/10
Genworth Financial, Inc.                                    $630,000       $631,116           0.39%
  4.75%, due 6/15/09
Goldman Sachs Group, Inc. (The)                           $2,075,000     $2,263,298           1.38%
  6.875%, due 1/15/11
HSBC Finance Corp.                                          $945,000       $983,331           0.60%
  5.875%, due 2/1/09
HSBC Finance Corp.                                        $1,580,000     $1,706,875           1.04%
  6.375%, due 10/15/11
Jefferies Group, Inc.                                       $740,000       $832,432           0.51%
  7.75%, due 3/15/12
Lehman Brothers Holdings, Inc.                            $1,180,000     $1,164,680           0.71%
  4.00%, due 1/22/08
Lehman Brothers Holdings, Inc.                            $1,169,000     $1,277,341           0.78%
  6.625%, due 1/18/12
MBNA America Bank                                           $900,000     $1,002,502           0.61%
  7.125%, due 11/15/12
MBNA Corp.                                                $1,220,000     $1,259,695           0.77%
  6.25%, due 1/17/07
Merrill Lynch & Co., Inc. Series B                          $630,000       $618,908           0.38%
  4.50%, due 11/4/10

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Merrill Lynch & Co., Inc. Series C                        $1,840,000     $1,793,192           1.10%
  4.125%, due 9/10/09
MetLife, Inc.                                             $1,155,000     $1,230,768           0.75%
  6.125%, due 12/1/11
Morgan Stanley                                            $1,480,000     $1,488,399           0.91%
  5.30%, due 3/1/13
Prudential Financial, Inc.                                $1,480,000     $1,449,380           0.89%
  3.75%, due 5/1/08
Simon Property Group, L.P.                                $1,615,000     $1,682,561           1.03%
  6.375%, due 11/15/07
Simon Property Group, L.P.                                  $370,000       $390,470           0.24%
  6.35%, due 8/28/12
SLM Corp.                                                 $1,805,000     $1,765,667           1.08%
  4.00%, due 1/15/09
Textron Financial Corp.                                     $855,000       $848,808           0.52%
  4.125%, due 3/3/08
Verizon Global Funding Corp.                                $760,000       $843,426           0.52%
  7.25%, due 12/1/10
Wachovia Bank National Association                          $995,000       $965,243           0.59%
  4.80%, due 11/1/14
                                                                       -----------------------------
TOTAL FINANCIALS                                                        $51,224,647          31.31%
                                                                       -----------------------------

HEALTH CARE
Wyeth                                                     $1,025,000     $1,124,072           0.69%
  6.95%, due 3/15/11
                                                                       -----------------------------
TOTAL HEALTH CARE                                                        $1,124,072           0.69%
                                                                       -----------------------------

INDUSTRIALS
Cendant Corp.                                               $715,000       $744,206           0.45%
  6.25%, due 1/15/08
Cendant Corp.                                             $1,625,000     $1,707,152           1.04%
  6.25%, due 3/15/10
International Lease Finance Corp.                         $1,480,000     $1,416,536           0.87%
  3.50%, due 4/1/09
International Lease Finance Corp.                           $815,000       $862,347           0.53%
  6.375%, due 3/15/09
                                                                       -----------------------------
TOTAL INDUSTRIALS                                                        $4,730,241           2.89%
                                                                       -----------------------------

INFORMATION TECHNOLOGY
First Data Corp.                                          $1,105,000     $1,067,996           0.65%
  3.375%, due 8/1/08
Hewlett-Packard Co.                                         $920,000       $944,147           0.58%
  5.50%, due 7/1/07
                                                                       -----------------------------
TOTAL INFORMATION TECHNOLOGY                                             $2,012,143           1.23%
                                                                       -----------------------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
TELECOMMUNICATION SERVICES
British Telecommunications PLC (a)                        $1,390,000     $1,614,901           0.99%
  8.375%, due 12/15/10
SBC Communications, Inc.                                  $1,780,000     $1,731,269           1.06%
  4.125%, due 9/15/09
Sprint Capital Corp.                                        $755,000       $840,398           0.51%
  7.625%, due 1/30/11
Sprint Capital Corp.                                        $665,000       $777,185           0.47%
  8.375%, due 3/15/12
Verizon New England, Inc.                                   $990,000     $1,059,897           0.65%
  6.50%, due 9/15/11
                                                                       -----------------------------
TOTAL TELECOMMUNICATION SERVICES                                         $6,023,650           3.68%
                                                                       -----------------------------

UTILITIES
Southern Power Co. Series B                               $1,085,000     $1,165,696           0.71%
  6.25%, due 7/15/12
                                                                       -----------------------------
TOTAL UTILITIES                                                          $1,165,696           0.71%
                                                                       -----------------------------
TOTAL CORPORATE BONDS                                                   $79,889,184          48.83%
                                                                       -----------------------------

FEDERAL & GOVERNMENT AGENCY
GOVERNMENT
Freddie Mac                                               $4,585,000     $4,490,100           2.74%
  3.25%, due 11/2/07
Freddie Mac                                               $2,300,000     $2,258,082           1.38%
  3.30%, due 9/14/07
                                                                       -----------------------------
TOTAL GOVERNMENT                                                         $6,748,182           4.12%
                                                                       -----------------------------
TOTAL FEDERAL & GOVERNMENT AGENCY                                        $6,748,182           4.12%
                                                                       -----------------------------

FHLB
Federal Home Loan Bank                                    $9,050,000     $8,939,463           5.46%
  3.125%, due 11/15/06
                                                                       -----------------------------
TOTAL GOVERNMENT                                                         $8,939,463           5.46%
                                                                       -----------------------------
TOTAL FHLB                                                               $8,939,463           5.46%
                                                                       -----------------------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
FHLMC
Federal Home Loan Mortgage Corp.                          $7,070,000     $7,030,033           4.29%
  1.50%, due 8/15/05
Federal Home Loan Mortgage Corp.                            $160,000       $159,759           0.10%
  2.875%, due 9/15/05
Federal Home Loan Mortgage Corp.                             $25,370        $26,162           0.02%
  6.00%, due 8/15/10
Federal Home Loan Mortgage Corp.
  Series 2478 Class DK                                      $288,739       $290,485           0.18%
  5.50%, due 7/15/11
                                                                       -----------------------------
TOTAL GOVERNMENT                                                         $7,506,439           4.59%
                                                                       -----------------------------
TOTAL FHLMC                                                              $7,506,439           4.59%
                                                                       -----------------------------

FNMA
Federal National Mortgage Association                     $4,950,000     $5,058,282           3.09%
  6.00%, due 4/13/35 (c)
Federal National Mortgage Association                     $7,609,560     $7,914,563           4.84%
  6.50%, due 9/30/05
Federal National Mortgage Association                     $3,000,000     $3,003,750           1.84%
  5.50%, due 4/13/35 (c)
Federal National Mortgage Association                     $2,525,000     $2,530,328           1.55%
  5.50%, due 3/15/34 (c)
Federal National Mortgage Association                     $9,240,000     $8,976,660           5.48%
  2.375%, due 2/15/07
Federal National Mortgage Association
  Series 1988-15 Class A                                     $11,473        $12,286           0.01%
  9.00%, due 5/25/18
Federal National Mortgage Association
  Strip Series D Class 1                                      $1,397         $1,408           0.00%
  6.00%, due 4/25/08
                                                                       -----------------------------
TOTAL GOVERNMENT                                                        $27,497,277          16.81%
                                                                       -----------------------------
TOTAL FNMA                                                              $27,497,277          16.81%
                                                                       -----------------------------

U.S. TREASURY BONDS
United States Treasury Bond                               $2,000,000     $2,106,016           1.29%
  5.25%, due 2/15/29
                                                                       -----------------------------
TOTAL GOVERNMENT                                                         $2,106,016           1.29%
                                                                       -----------------------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
U.S. TREASURY NOTES
United States Treasury Note                                 $490,000       $488,086           0.30%
  1.125%, due 6/30/05
United States Treasury Note                              $10,870,000    $10,633,915           6.50%
  3.00%, due 11/15/07
United States Treasury Note                               $7,450,000     $7,387,137           4.51%
  3.875%, due 5/15/09
United States Treasury Note                               $6,770,000     $6,676,121           4.08%
  4.25%, due 8/15/13
United States Treasury Note                               $3,500,000     $3,508,204           2.14%
  4.375%, due 8/15/12
                                                                       -----------------------------
TOTAL GOVERNMENT                                                        $28,693,463          17.53%
                                                                       -----------------------------
COMMERCIAL PAPER
GOVERNMENT
Federal National Mortgage Association                    $10,850,000    $10,840,512           6.62%
  2.75% due 4/13/05 (d)
                                                                       -----------------------------
TOTAL GOVERNMENT                                                        $10,840,512           6.62%
                                                                       -----------------------------
TOTAL COMMERCIAL PAPER                                                  $10,840,512           6.62%
                                                                       -----------------------------
TOTAL INVESTMENTS (COST $174,437,775) (e)                              $172,220,536         105.25%
                                                                       -----------------------------

Liabilities in Excess of Cash and Other Assets                          ($8,535,483)         -5.25%
                                                                       -----------------------------
NET ASSETS                                                             $163,685,053         100.00%
                                                                       =============================

(a) ADR - American Depositary Receipt.
(b) Zero Coupon Bond
(c)TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(d) Represents security which is segregated as collateral for TBA's.
(e) Aggregate cost for federal income tax
    purposes is $174,437,775, and net unrealized
    depreciation is as follows:
    Gross unrealized appreciation                $          279,872
    Gross unrealized depreciation                        (2,497,111)
                                                 -------------------
    Net unrealized depreciation                  $       (2,217,239)
                                                 ===================

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)
                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
MCMORGAN FIXED INCOME FUND
CORPORATE BONDS
CONSUMER DISCRETIONARY
AT&T Broadband Corp.                                        $235,000       $319,487           0.48%
  9.455%, due 11/15/22
AT&T Broadband Corp.                                        $105,000       $124,764           0.19%
  8.375%, due 3/15/13
Cox Communications, Inc.                                    $885,000       $982,931           1.47%
  7.75%, due 11/1/10
DaimlerChrysler North America Holdings, Inc.                $705,000       $733,182           1.10%
  6.50%, due 11/15/13
General Motors Corp.                                        $595,000       $537,150           0.81%
  7.20%, due 1/15/11
Tele-Communications, Inc.                                   $630,000       $789,668           1.18%
  9.80%, due 2/1/12
Time Warner, Inc.                                           $250,000       $296,798           0.45%
  7.70%, due 5/1/32
Time Warner, Inc.                                           $385,000       $475,712           0.71%
  9.125%, due 1/15/13
Viacom, Inc.                                                $465,000       $519,829           0.78%
  7.70%, due 7/30/10
                                                                    ------------------------------
TOTAL CONSUMER DISCRETIONARY                                             $4,779,521           7.17%
                                                                    ------------------------------

CONSUMER STAPLES
Kraft Foods, Inc.                                           $430,000       $418,643           0.63%
  4.125%, due 11/12/09
                                                                    ------------------------------
TOTAL CONSUMER STAPLES                                                     $418,643           0.63%
                                                                    ------------------------------

ENERGY
Conoco, Inc.                                                $350,000       $372,810           0.56%
  6.35%, due 4/15/09
ConocoPhillips                                              $305,000       $325,435           0.49%
  6.375%, due 3/30/09
                                                                    ------------------------------
TOTAL ENERGY                                                               $698,245           1.05%
                                                                    ------------------------------

FINANCIALS


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS

Aegon N.V.                                                  $545,000       $529,943           0.79%
  4.75%, due 6/1/13
Bank of America Corp.                                       $735,000       $768,288           1.15%
  5.875%, due 2/15/09
Capital One Bank                                            $775,000       $832,208           1.25%
  6.50%, due 6/13/13
Capital One Financial Corp.                                 $130,000       $126,275           0.19%
  4.80%, due 2/21/12
CIT Group, Inc.                                           $1,085,000     $1,117,455           1.68%
  5.75%, due 9/25/07
Citigroup, Inc.                                           $1,415,000     $1,465,975           2.20%
  5.625%, due 8/27/12
Countrywide Home Loans, Inc. Series K                       $190,000       $188,259           0.28%
  4.25%, due 12/19/07
Countrywide Home Loans, Inc. Series M                       $970,000       $934,608           1.40%
  4.125%, due 9/15/09
EOP Operating LP                                            $405,000       $379,787           0.57%
  4.75%, due 3/15/14
EOP Operating LP                                            $430,000       $473,558           0.71%
  7.00%, due 7/15/11
Ford Motor Credit Co.                                       $150,000       $141,293           0.21%
  5.70%, due 1/15/10
Ford Motor Credit Co.                                       $860,000       $863,758           1.30%
  7.375%, due 10/28/09
Ford Motor Credit Co.                                       $200,000       $198,582           0.30%
  6.375%, due 11/5/08
GE Global Insurance Holding Corp.                           $120,000       $132,661           0.20%
  7.50%, due 6/15/10
General Electric Capital Corp. Series A                     $490,000       $517,294           0.78%
  5.875%, due 2/15/12
General Motors Acceptance Corp.                             $170,000       $163,284           0.24%
  7.75%, due 1/19/10
Genworth Financial, Inc.                                    $515,000       $528,023           0.79%
  5.75%, due 6/15/14
Goldman Sachs Group, Inc. (The)                             $430,000       $413,602           0.62%
  4.75%, due 7/15/13
Goldman Sachs Group, Inc. (The)                             $505,000       $504,014           0.76%
  5.25%, due 4/1/13
HSBC Finance Corp.                                          $130,000       $135,273           0.20%
  5.875%, due 2/1/09
HSBC Finance Corp.                                          $290,000       $317,473           0.48%
  6.75%, due 5/15/11
HSBC Finance Corp.                                          $525,000       $585,232           0.88%
  7.00%, due 5/15/12


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS

Jefferies Group, Inc.                                       $155,000       $151,756           0.23%
  5.50%, due 3/15/16
Jefferies Group, Inc.                                       $100,000       $112,491           0.17%
  7.75%, due 3/15/12
JPMorgan Chase & Co.                                        $225,000       $233,815           0.35%
  5.75%, due 1/2/13
JPMorgan Chase & Co.                                        $320,000       $348,565           0.52%
  7.125%, due 6/15/09
JPMorgan Chase & Co.                                        $340,000       $334,622           0.50%
  5.125%, due 9/15/14
Lehman Brothers Holdings, Inc.                              $560,000       $552,729           0.83%
  4.00%, due 1/22/08
Lehman Brothers Holdings, Inc. Series G                     $440,000       $424,375           0.64%
  4.80%, due 3/13/14
MBNA America Bank                                           $340,000       $378,723           0.57%
  7.125%, due 11/15/12
MBNA Corp.                                                  $235,000       $242,646           0.36%
  6.25%, due 1/17/07
MBNA Corp. Series F                                         $200,000       $225,520           0.34%
  7.50%, due 3/15/12
Merrill Lynch & Co., Inc.                                   $315,000       $306,625           0.46%
  4.25%, due 2/8/10
Merrill Lynch & Co., Inc. Series C                          $675,000       $657,829           0.99%
  4.125%, due 9/10/09
MetLife, Inc.                                               $220,000       $223,184           0.33%
  5.50%, due 6/15/14
Morgan Stanley                                              $345,000       $332,130           0.50%
  4.00%, due 1/15/10
Morgan Stanley                                              $395,000       $376,087           0.56%
  4.75%, due 4/1/14
National Rural Utilities Cooperative Finance Corp.          $160,000       $166,629           0.25%
  5.75%, due 8/28/09
National Rural Utilities Cooperative Finance Corp.
  Series C                                                  $195,000       $220,392           0.33%
  7.25%, due 3/1/12
Prudential Financial, Inc.                                  $105,000       $101,567           0.15%
  4.75%, due 4/1/14
Prudential Financial, Inc.                                  $125,000       $123,763           0.19%
  5.10%, due 9/20/14
Prudential Financial, Inc. Series B                         $460,000       $439,290           0.66%
  4.50%, due 7/15/13
Simon Property Group, L.P.                                  $230,000       $242,724           0.36%
  6.35%, due 8/28/12
Simon Property Group, L.P.                                  $565,000       $588,636           0.88%
  6.375%, due 11/15/07


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS

SLM Corp.                                                   $615,000       $601,599           0.90%
  4.00%, due 1/15/09
SLM Corp. Series A                                          $305,000       $298,061           0.45%
  3.95%, due 8/15/08
Textron Financial Corp.                                     $355,000       $352,429           0.53%
  4.125%, due 3/3/08
Verizon Global Funding Corp.                                $340,000       $377,322           0.57%
  7.25%, due 12/1/10
Wachovia Bank National Association                          $690,000       $669,364           1.00%
  4.80%, due 11/1/14
                                                                    ------------------------------
TOTAL FINANCIALS                                                        $20,399,718          30.60%
                                                                    ------------------------------

HEALTH CARE
Wyeth                                                       $385,000       $422,213           0.63%
  6.95%, due 3/15/11
                                                                    ------------------------------
TOTAL HEALTH CARE                                                          $422,213           0.63%
                                                                    ------------------------------

INDUSTRIALS
Cendant Corp.                                               $730,000       $824,695           1.24%
  7.375%, due 1/15/13
General Electric Co.                                        $200,000       $199,709           0.30%
  5.00%, due 2/1/13
International Lease Finance Corp.                           $195,000       $186,638           0.28%
  3.50%, due 4/1/09
International Lease Finance Corp.                           $745,000       $767,821           1.15%
  5.875%, due 5/1/13
                                                                    ------------------------------
TOTAL INDUSTRIALS                                                        $1,978,863           2.97%
                                                                    ------------------------------

INFORMATION TECHNOLOGY
First Data Corp.                                            $245,000       $256,521           0.38%
  5.625%, due 11/1/11
Hewlett-Packard Co.                                         $490,000       $502,861           0.75%
  5.50%, due 7/1/07
                                                                    ------------------------------
TOTAL INFORMATION TECHNOLOGY                                               $759,382           1.13%
                                                                    ------------------------------

MATERIALS
International Paper Co.                                     $235,000       $231,809           0.35%
  4.25%, due 1/15/09
Weyerhaeuser Co.                                            $225,000       $263,049           0.39%
  7.375%, due 3/15/32
                                                                    ------------------------------
TOTAL MATERIALS                                                            $494,858           0.74%
                                                                    ------------------------------


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS

TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                $260,000       $343,021           0.51%
  8.75%, due 3/1/31
British Telecommunications PLC                              $695,000       $807,451           1.21%
  8.375%, due 12/15/10 (a)
SBC Communications, Inc.                                    $715,000       $695,425           1.04%
  4.125%, due 9/15/09
Sprint Capital Corp.                                        $320,000       $373,983           0.56%
  8.375%, due 3/15/12
Sprint Capital Corp.                                        $430,000       $557,865           0.84%
  8.75%, due 3/15/32
Verizon New York, Inc. Series A                             $300,000       $327,003           0.49%
  6.875%, due 4/1/12
                                                                    ------------------------------
TOTAL TELECOMMUNICATION SERVICES                                         $3,104,748           4.65%
                                                                    ------------------------------

UTILITIES
Southern Power Co. Series B                                 $480,000       $515,700           0.77%
  6.25%, due 7/15/12
                                                                    ------------------------------
TOTAL UTILITIES                                                            $515,700           0.77%
                                                                    ------------------------------
TOTAL CORPORATE BONDS                                                   $33,571,891          50.34%
                                                                    ------------------------------

FEDERAL & Government Agency
GOVERNMENT
Freddie Mac                                               $1,850,000     $1,811,709           2.72%
  3.25%, due 11/2/07
Freddie Mac                                                 $930,000       $913,051           1.37%
  3.30%, due 9/14/07
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $2,724,760           4.09%
                                                                    ------------------------------
TOTAL FEDERAL & Government Agency                                        $2,724,760           4.09%
                                                                    ------------------------------

FHLB
Federal Home Loan Bank                                    $3,850,000     $3,848,522           5.77%
  2.08%, due 4/15/05
Federal Home Loan Bank                                    $1,475,000     $1,456,984           2.18%
  3.125%, due 11/15/06
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $5,305,506           7.95%
                                                                    ------------------------------
TOTAL FHLB                                                               $5,305,506           7.95%
                                                                    ------------------------------
FHLMC


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
GOVERNMENT
Federal Home Loan Mortgage Corp. Series 1628 Class J         $19,757        $19,752           0.03%
  6.25%, due 11/15/22
Federal Home Loan Mortgage Corp. Series 2113 Class QE       $179,937       $183,446           0.28%
  6.00%, due 4/15/08
Federal Home Loan Mortgage Corp. Series 2478 Class DK        $86,970        $87,496           0.13%
  5.50%, due 7/15/11
                                                                    ------------------------------
TOTAL GOVERNMENT                                                           $290,694           0.44%
                                                                    ------------------------------
TOTAL FHLMC                                                                $290,694           0.44%
                                                                    ------------------------------

FNMA
Federal National Mortgage Association                     $3,850,000     $3,934,219           5.90%
  6.00%, due 4/13/35 (c)
Federal National Mortgage Association                     $1,299,473     $1,351,558           2.03%
  6.50%, due 9/30/05
Federal National Mortgage Association                     $1,970,000     $1,972,462           2.96%
  5.50%, due 4/13/35 (c)
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $7,258,239          10.89%
                                                                    ------------------------------
TOTAL FNMA                                                               $7,258,239          10.89%
                                                                    ------------------------------

U.S. TREASURY BONDS
United States Treasury Bond                               $4,795,000     $5,049,173           7.57%
  5.25%, due 2/15/29
United States Treasury Bond                               $1,985,000     $2,488,694           3.73%
  7.50%, due 11/15/16
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $7,537,867          11.30%
                                                                    ------------------------------
U.S. TREASURY NOTES
United States Treasury Note                               $1,175,000     $1,170,410           1.76%
  1.125%, due 6/30/05
United States Treasury Note                                 $690,000       $675,014           1.01%
  3.00%, due 11/15/07
United States Treasury Note                               $3,325,000     $3,296,944           4.94%
  3.875%, due 5/15/09


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS

United States Treasury Note                               $2,330,000     $2,297,690           3.45%
  4.25%, due 8/15/13
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $7,440,058          11.16%
                                                                    ------------------------------
U.S. TREASURY STRIPS
GOVERNMENT
United States Treasury Strips                             $1,670,000       $925,285           1.39%
  0.00%, due 8/15/17 (b)
                                                                    ------------------------------
TOTAL GOVERNMENT                                                           $925,285           1.39%
                                                                    ------------------------------
TOTAL U.S. TREASURY STRIPS                                                 $925,285           1.39%
                                                                    ------------------------------

COMMERCIAL PAPER
GOVERNMENT
Federal National Mortgage Association                     $6,035,000     $6,029,723           9.04%
  2.75% due 4/13/05(d)
                                                                    ------------------------------
TOTAL GOVERNMENT                                                         $6,029,723           9.04%
                                                                    ------------------------------
TOTAL COMMERCIAL PAPER                                                   $6,029,723           9.04%
                                                                    ------------------------------
TOTAL INVESTMENTS (COST $71,978,300) (e)                                $71,084,023         106.60%
                                                                    ------------------------------

Liabilities in Excess of Cash and Other Assets                          ($4,397,170)         -6.60%
                                                                    ------------------------------
NET ASSETS                                                              $66,686,853         100.00%
                                                                    ==============================

(a) ADR - American Depositary Receipt.
(b) Zero Coupon Bond
(c)TBA: Securities purchased on a forward commitment
basis with an approximate principal amount and maturity
date. The actual principal amount and maturity date
will be determined upon settlement.
(d) Represents security which is segregated as
collateral for TBA's.
(e) Aggregate cost for federal income tax
     purposes is $71,978,300, and net unrealized
     depreciation is as follows:
     Gross unrealized appreciation                      $     76,612
     Gross unrealized depreciation                          (970,889)
                                                        ------------
     Net unrealized depreciation                        $   (894,277)
                                                        ============

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
MCMORGAN HIGH YIELD FUND
CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc. Series B                                 $635,000       $642,938           0.58%
  8.875%, due 5/1/11
Moog, Inc.                                                  $330,000       $323,400           0.29%
  6.25%, due 1/15/15
                                                                       -------------  --------------
TOTAL AEROSPACE & DEFENSE                                                  $966,338           0.87%
                                                                       -------------  --------------

AIRLINES
American Airlines, Inc. Class A                             $350,000       $335,562           0.31%
  7.25%, due 2/5/09
                                                                       -------------  --------------
TOTAL AIRLINES                                                             $335,562           0.31%
                                                                       -------------  --------------

AUTO COMPONENTS
Accuride Corp.                                              $310,000       $303,800           0.28%
  8.50%, due 2/1/15 (c)
Cooper Standard Auto                                        $495,000       $402,188           0.37%
  8.375%, due 12/15/14 (c)
Rexnord Corp.                                               $400,000       $440,000           0.40%
  10.125%, due 12/15/12
                                                                       -------------  --------------
TOTAL AUTO COMPONENTS                                                    $1,145,988           1.05%
                                                                       -------------  --------------

BEVERAGES
Le-Natures, Inc.                                            $495,000       $539,550           0.49%
  10.00%, due 6/15/13 (c)
                                                                       -------------  --------------
TOTAL BEVERAGES                                                            $539,550           0.49%
                                                                       -------------  --------------

BUILDING MATERIALS & Components
Goodman Global Holding Co., Inc.                            $690,000       $683,100           0.62%
  5.76%, due 6/15/12 (c)
                                                                       -------------  --------------
TOTAL BUILDING MATERIALS & COMPONENTS                                      $683,100           0.62%
                                                                       -------------  --------------

BUILDING PRODUCTS
Building Materials Corp. of America Series B                $200,000       $205,000           0.19%
  8.00%, due 10/15/07

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Da-Lite Screen Co., Inc.                                    $455,000       $493,675           0.45%
  9.50%, due 5/15/11
ERICO International Corp.                                   $800,000       $840,850           0.76%
  8.875%, due 3/1/12
KI Holdings, Inc.                                           $375,000       $230,625           0.21%
  0.00%, due 11/15/14 --- 9.875%,
  beginning 11/15/09 (c)
MMI Products, Inc. Series B                                 $600,000       $597,000           0.54%
  11.25%, due 4/15/07
Nortek, Inc.                                                $825,000       $796,125           0.72%
  8.50%, due 9/1/14
Ply Gem Industries, Inc.                                    $620,000       $585,900           0.53%
  9.00%, due 2/15/12
                                                                       -------------  --------------
TOTAL BUILDING PRODUCTS                                                  $3,749,175           3.40%
                                                                       -------------  --------------

CAPITAL MARKETS
BCP Caylux Holdings Luxembourg SCA                           $80,000        $91,200           0.08%
  9.625%, due 6/15/14 (c)
Refco Finance Holdings LLC                                  $795,000       $842,700           0.77%
  9.00%, due 8/1/12 (c)
TRAINS HY-2004-1                                          $7,208,663     $7,490,564           6.81%
  8.211%, due 8/1/15  (c) (d)
                                                                       -------------  --------------
TOTAL CAPITAL MARKETS                                                    $8,424,464           7.66%
                                                                       -------------  --------------

CHEMICALS
Huntsman International LLC                                  $530,000       $527,350           0.48%
  7.375%, due 1/1/15 (c)
Huntsman International LLC                                  $425,000       $459,000           0.42%
  9.875%, due 3/1/09
Huntsman International LLC                                  $169,000       $175,760           0.16%
  10.125%, due 7/1/09
Innophos Investments Holdings, Inc.                         $275,000       $272,250           0.25%
  10.771%, due 2/15/15 (c)
Innophos, Inc.                                              $275,000       $288,750           0.26%
  8.875%, due 8/15/14 (c)
Invista S.A.R.L.                                            $660,000       $726,000           0.66%
  9.25%, due 5/1/12 (c)
Nova Chemicals Ltd.                                         $580,000       $594,500           0.54%
  6.50%, due 1/15/12
PQ Corporation                                              $635,000       $625,475           0.57%
  7.50%, due 2/15/13 (c)
Rockwood Specialties, Inc.                                  $265,000       $265,000           0.24%
  7.50%, due 11/15/14 (c)
Rockwood Specialties, Inc.                                  $300,000       $333,000           0.30%
  10.625%, due 5/15/11

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Westlake Chemical Corp.                                     $194,000       $212,188           0.19%
  8.75%, due 7/15/11
                                                                       -------------  --------------
TOTAL CHEMICALS                                                          $4,479,273           4.07%
                                                                       -------------  --------------

COMMERCIAL BANKS
UGS Corp.                                                   $635,000       $701,675           0.64%
  10.00%, due 6/1/12 (c)
                                                                       -------------  --------------
TOTAL COMMERCIAL BANKS                                                     $701,675           0.64%
                                                                       -------------  --------------

COMMERCIAL SERVICES & Supplies
Allied Waste North America, Inc.                            $590,000       $588,525           0.54%
  7.875%, due 4/15/13
American Color Graphics, Inc.                               $150,000        $97,500           0.09%
  10.00%, due 6/15/10
General Binding Corp.                                       $525,000       $527,625           0.48%
  9.375%, due 6/1/08
Geo Groups, Inc. (The)                                      $345,000       $351,900           0.32%
  8.25%, due 7/15/13
IAAI Finance Corp.                                          $345,000       $342,816           0.31%
  11.00%, due 4/1/13 (c)
Mobile Mini, Inc.                                           $500,000       $562,500           0.51%
  9.50%, due 7/1/13
NSP Holdings LLC                                            $130,000       $132,600           0.12%
  11.75%, due 1/1/12 9 (c)(j)(l)
Synagro Technologies, Inc.                                  $275,000       $299,062           0.27%
  9.50%, due 4/1/09
United Rentals North America, Inc.                          $580,000       $564,050           0.51%
  6.50%, due 2/15/12
Waste Services, Inc.                                        $610,000       $616,100           0.56%
  9.50%, due 4/15/14 (c)
                                                                       -------------  --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     $4,082,678           3.71%
                                                                       -------------  --------------

CONSTRUCTION MATERIALS
U.S. Concrete, Inc.                                         $645,000       $641,775           0.58%
  8.375%, due 4/1/14
                                                                       -------------  --------------
TOTAL CONSTRUCTION MATERIALS                                               $641,775           0.58%
                                                                       -------------  --------------

CONTAINERS & Packaging
AEP Industries, Inc.                                        $175,000       $175,743           0.16%
  7.875%, due 3/15/13 (c)
Berry Plastics Corp.                                        $250,000       $281,875           0.26%
  10.75%, due 7/15/12
Crown Euro Holdings S.A.                                    $400,000       $464,000           0.42%
  10.875%, due 3/1/13

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Graham Packaging Co., Inc.                                   $90,000        $90,000           0.08%
  8.50%, due 10/15/12 (c)
Graham Packaging Co., Inc.                                  $265,000       $265,000           0.24%
  9.875%, due 10/15/14 (c)
Owens-Brockway Glass Container, Inc.                        $722,000       $756,295           0.69%
  7.75%, due 5/15/11
Port Townsend Paper Corp. Series UNIT                       $195,000       $195,000           0.18%
  11.00%, due 4/15/11 (c) (e)
Portola Packaging, Inc.                                     $100,000        $75,000           0.07%
  8.25%, due 2/1/12
                                                                       -------------  --------------
TOTAL CONTAINERS & PACKAGING                                             $2,302,913           2.10%
                                                                       -------------  --------------

DIVERSIFIED FINANCIAL SERVICES
Affinia Group, Inc.                                         $400,000       $370,000           0.34%
  9.00%, due 11/30/14
Altra Industrial Motion                                     $380,000       $376,200           0.34%
  9.00%, due 12/1/11(c)
Cellu Tissue Holdings, Inc.                                 $230,000       $236,900           0.22%
  9.75%, due 3/15/10
Couche-Tard US, LP                                          $300,000       $315,000           0.29%
  7.50%, due 12/15/13
Global Cash Access LLC                                      $255,000       $270,300           0.25%
  8.75%, due 3/15/12
Huntsman Advanced Materials LLC                             $300,000       $344,250           0.31%
  11.00%, due 7/15/10 (c)
JSG Funding PLC                                             $845,000       $908,375           0.83%
  9.625%, due 10/1/12
KRATON Polymers LLC/Capital Corp.                           $210,000       $198,975           0.18%
  8.125%, due 1/15/14 (c)
Nalco Finance Holdings, Inc.                                $208,000       $157,040           0.14%
  0.00%, due 2/1/14 --- 9.00%, beginning 2/1/09
Rainbow National Services LLC                               $130,000       $139,750           0.13%
  8.75%, due 9/1/12 (c)
Rainbow National Services LLC                               $110,000       $122,924           0.11%
  10.375%, due 9/1/14 (c)
Standard Aero Holdings, Inc.                                $530,000       $548,550           0.50%
  8.25%, due 9/1/14 (c)
                                                                       -------------  --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                     $3,988,264           3.64%
                                                                       -------------  --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
Cincinnati Bell, Inc.                                       $475,000       $467,875           0.43%
  8.375%, due 1/15/14 (c)
GCI, Inc.                                                   $530,000       $514,100           0.47%
  7.25%, due 2/15/14


                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Intelsat Bermuda Ltd.                                       $700,000       $710,500           0.65%
  7.805%, due 1/15/12 (c)
Level 3 Financing, Inc.                                     $200,000       $175,500           0.16%
  10.75%, due 10/15/11 (c)
PanAmSat Holding Corp.                                      $110,000        $71,500           0.07%
  0.00%, due 11/1/14 --- 10.375%,
  beginning 11/1/09 (c)
Primus Telecommunications Group, Inc.                       $200,000       $144,000           0.13%
  8.00%, due 1/15/14
Qwest Capital Funding, Inc.                                 $925,000       $716,875           0.65%
  6.875%, due 7/15/28
Qwest Services Corp.                                      $1,055,000     $1,273,912           1.16%
  14.50%, due 12/15/14 (c)
Time Warner Telecommunication Holdings                      $635,000       $609,600           0.55%
  9.25%, due 2/15/14 (c)
TSI Telecommunication Services, Inc. Series B                $90,000       $100,350           0.09%
  12.75%, due 2/1/09
                                                                       -------------  --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             $4,784,212           4.36%
                                                                       -------------  --------------

ELECTRIC UTILITIES
CMS Energy Corp.                                            $500,000       $540,000           0.49%
  8.50%, due 4/15/11
Sierra Pacific Power Co.                                  $1,185,000     $1,202,775           1.09%
  6.25%, due 4/15/12
Texas Genco LLC                                             $795,000       $796,988           0.72%
  6.875%, due 12/15/14 (c)
                                                                       -------------  --------------
TOTAL ELECTRIC UTILITIES                                                 $2,539,763           2.30%
                                                                       -------------  --------------

ELECTRONIC EQUIPMENT & Instruments
Flextronics International Ltd.                              $530,000       $526,025           0.48%
  6.50%, due 5/15/13
Itron, Inc.                                                 $530,000       $527,350           0.48%
  7.75%, due 5/15/12
Sanmina-SCI Corp.                                           $275,000       $257,812           0.23%
  6.75%, due 3/1/13 (c)
                                                                       -------------  --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 $1,311,187           1.19%
                                                                       -------------  --------------

ENERGY EQUIPMENT & Services
Key Energy Services, Inc.                                   $370,000       $357,050           0.32%
  6.375%, due 5/1/13
Newpark Resources, Inc. Series B                            $425,000       $420,750           0.38%
  8.625%, due 12/15/07
Pride International, Inc.                                   $220,000       $233,200           0.21%
  7.375%, due 7/15/14
                                                                       -------------  --------------
TOTAL ENERGY EQUIPMENT & Services                                        $1,011,000           0.91%
                                                                       -------------  --------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS

FOOD & Staples Retailing
Jean Coutu Group (PJC), Inc. (The)                          $155,000       $158,100           0.14%
  7.625%, due 8/1/12
Roundy's, Inc. Series B                                     $200,000       $214,000           0.19%
  8.875%, due 6/15/12
Stater Brothers Holdings, Inc.                              $220,000       $212,300           0.19%
  8.125%, due 6/15/12
                                                                       -------------  --------------
TOTAL FOOD & STAPLES RETAILING                                             $584,400           0.52%
                                                                       -------------  --------------

FOOD PRODUCTS
Del Monte Corp.                                             $240,000       $259,800           0.24%
  8.625%, due 12/15/12
Dole Food Co., Inc.                                          $89,128        $95,812           0.09%
  8.875%, due 3/15/11
Pinnacle Foods Holding Corp.                                $440,000       $376,200           0.34%
  8.25%, due 12/1/13
Reddy Ice Group, Inc.                                       $495,000       $353,925           0.32%
  0.00%, due 11/1/12 --- 10.50%,
  beginning 11/1/08 (c)
Reddy Ice Group, Inc.                                       $335,000       $372,688           0.34%
  8.875%, due 8/1/11
                                                                       -------------  --------------
TOTAL FOOD PRODUCTS                                                      $1,458,425           1.33%
                                                                       -------------  --------------

GAS UTILITIES
ANR Pipeline, Inc.                                          $620,000       $670,475           0.61%
  8.875%, due 3/15/10
Ferrellgas Partners LP                                      $220,000       $214,500           0.20%
  6.75%, due 5/1/14
                                                                       -------------  --------------
TOTAL GAS UTILITIES                                                        $884,975           0.81%
                                                                       -------------  --------------

HEALTH CARE EQUIPMENT & Supplies
Fisher Scientific International, Inc.                       $200,000       $217,500           0.20%
  8.00%, due 9/1/13
Fresenius Medical Capital Trust IV                          $200,000       $216,500           0.20%
  7.875%, due 6/15/11
Norcross Safety Products LLC                                $400,000       $424,000           0.39%
  9.875%, due 8/15/11
                                                                       -------------  --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                     $858,000           0.79%
                                                                       -------------  --------------

HEALTH CARE PROVIDERS & Services
Ardent Health Services, Inc.                                $425,000       $503,625           0.46%
  10.00%, due 8/15/13

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Concentra Operating Corp.                                   $325,000       $344,500           0.31%
  9.125%, due 6/1/12
Concentra Operating Corp.                                   $275,000       $294,250           0.27%
  9.50%, due 8/15/10
HCA, Inc.                                                   $420,000       $400,892           0.36%
  5.75%, due 3/15/14
HCA, Inc.                                                   $220,000       $218,381           0.20%
  6.375%, due 1/15/15
IASIS Healthcare Corp./Capital Corp.                        $300,000       $312,750           0.28%
  8.75%, due 6/15/14
National Mentor, Inc.                                       $220,000       $229,350           0.21%
  9.625%, due 12/1/12 (c)
Tenet Healthcare Corp.                                      $150,000       $138,000           0.13%
  6.50%, due 6/1/12
Tenet Healthcare Corp.                                      $250,000       $249,375           0.23%
  9.25%, due 2/1/15
Tenet Healthcare Corp.                                      $150,000       $156,000           0.14%
  9.875%, due 7/1/14 (c)
Triad Hospitals, Inc.                                       $200,000       $196,500           0.18%
  7.00%, due 11/15/13
Vanguard Health Holding Co. II                              $245,000       $257,862           0.23%
  9.00%, due 10/1/14
VWR International, Inc.                                     $130,000       $130,325           0.12%
  6.875%, due 4/15/12
VWR International, Inc.                                     $370,000       $374,625           0.34%
  8.00%, due 4/15/14
                                                                       -------------  --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   $3,806,435           3.46%
                                                                       -------------  --------------

HOTELS, RESTAURANTS & Leisure
American Casino & Entertainment Properties LLC              $200,000       $207,500           0.19%
  7.85%, due 2/1/12
Herbst Gaming, Inc.                                         $330,000       $343,200           0.31%
  8.125%, due 6/1/12
Inn of the Mountain Gods Resort & Casino                    $275,000       $323,125           0.29%
  12.00%, due 11/15/10
Intrawest Corp.                                             $300,000       $300,750           0.27%
  7.50%, due 10/15/13
Isle of Capri Casinos, Inc.                                 $400,000       $435,000           0.40%
  9.00%, due 3/15/12
Mandalay Resort Group                                       $530,000       $535,300           0.49%
  6.375%, due 12/15/11
Mohegan Tribal Gaming Authorities                           $300,000       $300,750           0.27%
  7.125%, due 8/15/14

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Mohegan Tribal Gaming Authorities                           $440,000       $431,200           0.39%
  6.125%, due 2/15/13 (c)
Pinnacle Entertainment, Inc.                                $460,000       $476,100           0.43%
  8.75%, due 10/1/13
Royal Caribbean Cruises Ltd.                                $400,000       $417,000           0.38%
  6.875%, due 12/1/13
Scientific Games Corp.                                      $470,000       $467,650           0.43%
  6.25%, due 12/15/12 (c)
Seneca Gaming Corp.                                         $450,000       $447,750           0.41%
  7.25%, due 5/1/12
Six Flags, Inc.                                             $140,000       $131,600           0.12%
  8.875%, due 2/1/10
Six Flags, Inc.                                             $160,000       $147,600           0.13%
  9.625%, due 6/1/14
Station Casinos, Inc.                                       $300,000       $297,750           0.27%
  6.50%, due 2/1/14
Town Sports International, Inc.                             $200,000       $210,000           0.19%
  9.625%, due 4/15/11
Vail Resorts, Inc.                                          $225,000       $220,500           0.20%
  6.75%, due 2/15/14
Worldspan LP/WS Financing Corp.                             $523,000       $507,310           0.46%
  9.024%, due 2/15/11 (c)
Wynn Las Vagas LLC                                          $310,000       $294,500           0.27%
  6.625%, due 12/1/14 (c)
                                                                       -------------  --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      $6,494,585           5.90%
                                                                       -------------  --------------

HOUSEHOLD DURABLES
ALH Finance LLC/ALH Finance Corp.                           $691,000       $673,725           0.61%
  8.50%, due 1/15/13
Beazer Homes USA, Inc.                                      $315,000       $307,912           0.28%
  6.50%, due 11/15/13
K. Hovnanian Enterprises, Inc.                              $250,000       $267,500           0.24%
  8.875%, due 4/1/12
Meritage Homes Corp.                                        $512,000       $481,280           0.44%
  6.25%, due 3/15/15 (c)
Norcraft Holdings LP/ Norcraft Capital Corp.                $265,000       $188,150           0.17%
  0.00%, due 9/1/12 --- 9.75%, beginning 9/1/08
Sealy Mattress Co.                                          $575,000       $599,438           0.55%
  8.25%, due 6/15/14
Simmons Co.                                                 $580,000       $362,500           0.33%
  0.00%, due 12/15/14 --- 10.00%,
  beginning 12/15/09 (c)
Simmons Co.                                                 $280,000       $285,600           0.26%
  7.875%, due 1/15/14

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
William Lyon Homes, Inc.                                    $250,000       $275,000           0.25%
  10.75%, due 4/1/13
                                                                       -------------  --------------
TOTAL HOUSEHOLD DURABLES                                                 $3,441,105           3.13%
                                                                       -------------  --------------

HOUSEHOLD PRODUCTS
Johnsondiversey Holdings, Inc.                              $550,000       $473,000           0.43%
  0.00%, due 5/15/13 --- 10.67%, beginning 5/15/07
Rayovac Corp.                                               $640,000       $612,800           0.56%
  7.375%, due 2/1/15 (c)
                                                                       -------------  --------------
TOTAL HOUSEHOLD PRODUCTS                                                 $1,085,800           0.99%
                                                                       -------------  --------------

IT SERVICES
Activant Solutions, Inc.                                    $175,000       $178,500           0.16%
  9.09%, due 4/1/10 (c)
Activant Solutions, Inc.                                    $635,000       $676,275           0.61%
  10.50%, due 6/15/11
Iron Mountain, Inc.                                         $530,000       $535,300           0.49%
  8.625%, due 4/1/13
                                                                       -------------  --------------
TOTAL IT SERVICES                                                        $1,390,075           1.26%
                                                                       -------------  --------------

LEISURE EQUIPMENT & Products
Leslie's Poolmart                                           $560,000       $565,600           0.51%
  7.75%, due 2/1/13 (c)
True Temper Sports, Inc.                                    $475,000       $441,750           0.40%
  8.375%, due 9/15/11
                                                                       -------------  --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       $1,007,350           0.91%
                                                                       -------------  --------------

MACHINERY
Columbus McKinnon Corp.                                     $300,000       $300,000           0.27%
  8.50%, due 4/1/08
Maax Corp.                                                  $420,000       $428,400           0.39%
  9.75%, due 6/15/12
Mueller Group, Inc.                                         $135,000       $145,800           0.13%
  10.00%, due 5/1/12
Mueller Holdings, Inc.                                      $235,000       $162,150           0.15%
  0.00%, due 4/15/14 --- 14.75%,
  beginning 4/15/09 (f)
                                                                       -------------  --------------
TOTAL MACHINERY                                                          $1,036,350           0.94%
                                                                       -------------  --------------

MACHINERY & Engineering
Douglas Dynamics LLC                                        $220,000       $215,600           0.20%
  7.75%, due 1/15/12 (c)
                                                                       -------------  --------------
TOTAL MACHINERY & ENGINEERING                                              $215,600           0.20%
                                                                       -------------  --------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
MEDIA
Adelphia Communications Corp.                               $350,000       $309,750           0.28%
  10.875%, due 10/1/10 (c) (g) (h)
Affinity Group, Inc.                                        $450,000       $472,500           0.43%
  9.00%, due 2/15/12
CBD Media Holdings LLC                                      $590,000       $601,800           0.55%
  9.25%, due 7/15/12
Charter Communications Holdings, LLC                      $1,000,000       $772,500           0.70%
  8.625%, due 4/1/09 (c)
Charter Communications Operation LLC                        $200,000       $199,000           0.18%
  8.00%, due 4/30/12
CSC Holdings, Inc.                                          $635,000       $630,238           0.57%
  6.75%, due 4/15/12 (c)
CSC Holdings, Inc.                                          $635,000       $660,400           0.60%
  7.625%, due 7/15/18
Dex Media, Inc.                                             $395,000       $408,825           0.37%
  8.00%, due 11/15/13
Dex Media, Inc.                                             $250,000       $190,000           0.17%
  0.00%, due 11/15/13 --- 9.00%,
  beginning 11/15/08
DirectTV Holdings, Inc.                                     $300,000       $324,750           0.30%
  8.375%, due 3/15/13
EchoStar DBS Corp.                                          $630,000       $620,550           0.56%
  5.75%, due 10/1/08
Houghton Mifflin Co.                                        $500,000       $347,500           0.32%
  0.00%, due 10/15/13 --- 11.50%,
  beginning 10/15/08
LIN Television Corp.                                        $250,000       $241,250           0.22%
  6.50%, due 5/15/13 (c)
Marquee, Inc.                                               $223,000       $233,035           0.21%
  7.044%, due 8/15/10 (c)
Medianews Group, Inc.                                       $250,000       $245,000           0.22%
  6.875%, due 10/1/13
NextMedia Operating, Inc.                                   $200,000       $218,250           0.20%
  10.75%, due 7/1/11
PanAmSat Corp.                                              $530,000       $559,150           0.51%
  9.00%, due 8/15/14
R.H. Donnelley Corp.                                        $405,000       $400,950           0.36%
  6.875%, due 1/15/13 (c)
Radio One, Inc.                                             $730,000       $717,225           0.65%
  6.375%, due 2/15/13 (c)
River Rock Entertainment Co.                                $300,000       $328,500           0.30%
  9.75%, due 11/1/11
Salem Communications Corp.                                  $100,000       $103,625           0.09%
  7.75%, due 12/15/10

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
SITEL Corp.                                                 $660,000       $660,000           0.60%
  9.25%, due 3/15/06
Vertis, Inc.                                                $200,000       $163,000           0.15%
  13.50%, due 12/7/09 (c)
Vertis, Inc. Series B                                       $200,000       $193,000           0.18%
  10.875%, due 6/15/09
WMG Aquistion Corp.                                         $285,000       $293,550           0.27%
  7.375%, due 4/15/14 (c)
WMG Holdings Corp.                                          $570,000       $393,300           0.36%
  0.00%, due 12/15/14 --- 9.50%,
  beginning 12/15/09
Young Broadcasting, Inc.                                    $100,000        $94,750           0.09%
  8.75%, due 1/15/14
Young Broadcasting, Inc.                                    $475,000       $485,688           0.44%
  10.00%, due 3/1/11
Zeus Special Subsidiary Ltd.                                $260,000       $164,450           0.15%
  0.00%, due 2/1/15 --- 9.25%,
  beginning 2/1/10 (c)
                                                                       -------------  --------------
TOTAL MEDIA                                                             $11,032,536          10.03%
                                                                       -------------  --------------

METALS & Mining
Century Aluminum Co.                                        $475,000       $479,750           0.44%
  7.50%, due 8/15/14
International Steel Group, Inc.                             $350,000       $357,000           0.32%
  6.50%, due 4/15/14
Novelis, Inc.                                               $520,000       $509,600           0.46%
  7.25%, due 2/15/15 (c)
Russel Metals, Inc.                                         $425,000       $412,250           0.37%
  6.375%, due 3/1/14
                                                                       -------------  --------------
TOTAL METALS & MINING                                                    $1,758,600           1.59%
                                                                       -------------  --------------

MULTILINE RETAIL
Saks, Inc.                                                  $225,000       $203,625           0.19%
  7.00%, due 12/1/13
                                                                       -------------  --------------
TOTAL MULTILINE RETAIL                                                     $203,625           0.19%
                                                                       -------------  --------------

MULTI-UTILITIES & Unregulated Power
AES Corp. (The)                                             $400,000       $436,000           0.40%
  8.75%, due 5/15/13
Aquila, Inc.                                                $485,000       $497,125           0.45%
  7.625%, due 11/15/09
Calpine Canada Energy Finance                               $275,000       $195,250           0.18%
  8.50%, due 5/1/08
Calpine Corp.                                               $870,000       $613,350           0.56%
  8.50%, due 2/15/11 (c)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
Calpine Corp.                                               $250,000       $188,750           0.17%
  8.75%, due 7/15/13
Dynegy Holdings, Inc.                                     $1,180,000     $1,286,200           1.17%
  10.125%, due 7/15/13 (c)
Edison Mission Energy                                       $700,000       $777,875           0.71%
  10.00%, due 8/15/08
Northwestern Corp.                                          $140,000       $139,275           0.13%
  5.875%, due 11/1/14 (c)
NRG Energy, Inc.                                            $557,000       $589,028           0.54%
  8.00%, due 12/15/13 (c)
Reliant Energy, Inc.                                        $530,000       $494,225           0.45%
  6.75%, due 12/15/14
Reliant Energy, Inc.                                        $275,000       $299,062           0.27%
  9.50%, due 7/15/13
Sonat, Inc.                                               $1,770,000     $1,747,875           1.59%
  7.625%, due 7/15/11
Williams Cos., Inc. (The)                                 $1,400,000     $1,515,500           1.38%
  7.625%, due 7/15/19
                                                                       -------------  --------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                $8,779,515           8.00%
                                                                       -------------  --------------

OIL & Gas
Chesapeake Energy Corp.                                     $400,000       $404,000           0.37%
  6.875%, due 1/15/16
Comstock Resources, Inc.                                    $200,000       $199,000           0.18%
  6.875%, due 3/1/12
MarkWest Energy Partners LP                                 $395,000       $395,000           0.36%
  6.875%, due 11/1/14
Swift Energy Co.                                            $300,000       $325,500           0.30%
  9.375%, due 5/1/12
                                                                       -------------  --------------
TOTAL OIL & GAS                                                          $1,323,500           1.21%
                                                                       -------------  --------------

PAPER & Forest Products
Appleton Papers, Inc.                                       $220,000       $227,150           0.21%
  8.125%, due 6/15/11
Buckeye Technologies, Inc.                                  $350,000       $346,500           0.32%
  8.00%, due 10/15/10
Fraser Papers, Inc.                                         $400,000       $376,000           0.34%
  8.75%, due 3/15/15 (c)
Georgia-Pacific Corp.                                       $950,000     $1,047,375           0.95%
  8.125%, due 5/15/11
                                                                       -------------  --------------
TOTAL PAPER & FOREST PRODUCTS                                            $1,997,025           1.82%
                                                                       -------------  --------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
PERSONAL PRODUCTS
Aearo Co. I                                                 $580,000       $611,900           0.56%
  8.25%, due 4/15/12
                                                                       -------------  --------------
TOTAL PERSONAL PRODUCTS                                                    $611,900           0.56%
                                                                       -------------  --------------

REAL ESTATE
American Real Estate Partners LP                            $770,000       $754,600           0.69%
  7.125%, due 2/15/13 (c)
Host Marriot LP                                             $530,000       $526,025           0.48%
  7.125%, due 11/1/13
                                                                       -------------  --------------
TOTAL REAL ESTATE                                                        $1,280,625           1.17%
                                                                       -------------  --------------

SEMICONDUCTORS & Semiconductor Equipment
Amkor Technology, Inc.                                      $172,000       $144,480           0.13%
  7.75%, due 5/15/13
MagnaChip Semiconductor SA Co.                              $585,000       $599,625           0.55%
  6.26%, due 12/15/11 (c)
                                                                       -------------  --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                             $744,105           0.68%
                                                                       -------------  --------------

SPECIALIZED SERVICES
Crystal US Holdings 3 LLC                                   $330,000       $231,000           0.21%
  0.00%, due 10/1/14 --- 10.50%,
  beginning 10/1/09 (c)
K & F Acquisition, Inc.                                     $220,000       $213,400           0.19%
  7.75%, due 11/15/14 (c)
                                                                       -------------  --------------
TOTAL SPECIALIZED SERVICES                                                 $444,400           0.40%
                                                                       -------------  --------------

SPECIALTY RETAIL
Affinity Group, Inc.                                        $240,000       $232,800           0.21%
  10.875%, due 2/15/12
Asbury Automotive Group, Inc.                               $430,000       $438,600           0.40%
  9.00%, due 6/15/12
Lazydays RV Center, Inc.                                    $300,000       $323,250           0.29%
  11.75%, due 5/15/12
Nebraska Book Co., Inc.                                     $250,000       $241,875           0.22%
  8.625%, due 3/15/12
Petro Stopping Centers LP                                   $580,000       $597,400           0.54%
  9.00%, due 2/15/12
                                                                       -------------  --------------
TOTAL SPECIALTY RETAIL                                                   $1,833,925           1.66%
                                                                       -------------  --------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
TELECOMMUNICATIONS
CCO Holdings LLC                                            $200,000       $200,000           0.18%
  8.75%, due 11/15/13
Valor Telecommunications Enterprises LLC                     $65,000        $64,675           0.06%
  7.75%, due 2/15/15 (c)
                                                                       -------------  --------------
TOTAL TELECOMMUNICATIONS                                                   $264,675           0.24%
                                                                       -------------  --------------

TEXTILES, APPAREL & Luxury Goods
Jostens IH Corp.                                            $580,000       $574,200           0.52%
  7.625%, due 10/1/12
                                                                       -------------  --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     $574,200           0.52%
                                                                       -------------  --------------

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                             $200,000       $166,000           0.15%
  7.75%, due 12/15/13
Hornbeck Offshore Services, Inc. Series B                   $370,000       $364,450           0.33%
  6.125%, due 12/1/14
                                                                       -------------  --------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                        $530,450           0.48%
                                                                       -------------  --------------

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                      $530,000       $549,213           0.50%
  8.50%, due 1/31/12
American Tower Corp.                                        $425,000       $422,875           0.38%
  7.125%, due 10/15/12
Crown Castle International Corp. Series B                   $425,000       $466,438           0.42%
  7.50%, due 12/1/13
Dobson Communications Corp.                                  $89,000        $69,865           0.06%
  8.875%, due 10/1/13
Inmarsat Finance II PLC                                     $125,000        $88,125           0.08%
  0.00%, due 11/15/12 --- 10.375%,
  beginning 11/15/08
Inmarsat Finance PLC                                        $275,000       $273,625           0.25%
  7.625%, due 6/30/12
MetroPCS, Inc.                                              $350,000       $357,000           0.32%
  10.75%, due 10/1/11
Nextel Communications, Inc.                                 $330,000       $348,562           0.32%
  7.375%, due 8/1/15
Nextel Partners, Inc.                                       $210,000       $223,125           0.20%
  8.125%, due 7/1/11
Pegasus Satellite Communications, Inc.                      $150,000        $87,938           0.08%
  11.25%, due 1/15/10 (g)
Rural Cellular Corp.                                        $135,000       $137,700           0.13%
  8.25%, due 3/15/12
Rural Cellular Corp.                                        $150,000       $137,250           0.12%
  9.75%, due 1/15/10
SBA Telecomunications, Inc./
  SBA Communications Corp.                                 $605,000       $521,813           0.47%
  0.00%, due 12/15/11 --- 9.75%,
  beginning 12/15/07

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
US Unwired, Inc.                                            $175,000       $193,812           0.18%
  10.00%, due 6/15/12
                                                                       -------------  --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                $3,877,341           3.51%
                                                                       -------------  --------------
TOTAL CORPORATE BONDS                                                   $99,206,439          90.20%
                                                                       -------------  --------------

PREFERRED STOCK
MEDIA
Haights Cross Communications, Inc.
  16.00% Class B (h)(i)(j)                                     6,286       $348,873           0.32%
Paxson Communications Corp. (h)                                   75       $510,408           0.46%
PRIMEDIA, Inc. 10.00% Series D                                 4,500       $457,875           0.42%
Spanish Broadcasting System, Inc. 10.75%,
  Series B (h)                                                   467       $513,744           0.47%
                                                                       -------------  --------------
TOTAL MEDIA                                                              $1,830,900           1.67%
                                                                       -------------  --------------
TOTAL PREFERRED STOCK                                                    $1,830,900           1.67%
                                                                       -------------  --------------

WARRANTS
CHEMICALS
Huntsman Co. LLC Strike Price $0.01
  Expire 5/15/11 (a)                                             300       $157,275           0.14%
                                                                       -------------  --------------
TOTAL CHEMICALS                                                            $157,275           0.14%
                                                                       -------------  --------------

MACHINERY
Mueller Holdings, Inc.                                           235        $18,800           0.02%
Strike@.01 Ex 4/15/14 (a)(i)
                                                                       -------------  --------------
TOTAL MACHINERY                                                             $18,800           0.02%
                                                                       -------------  --------------

MEDIA
Haights Cross Communications, Inc.                                 7             $0           0.00%
Strike price $0.001 Expire
12/10/2011 (a)(i)(j)(k)(l)
Haights Cross Communications, Inc.                             6,225            $62           0.00%
Strike price $0.001 Expire
12/10/11 Preferred Class A (a)(i)(j)(k)
                                                                       -------------  --------------
TOTAL MEDIA                                                                     $62           0.00%
                                                                       -------------  --------------
TOTAL WARRANTS                                                             $176,137           0.16%
                                                                       -------------  --------------

YANKEE BONDS
PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                  $425,000       $367,625           0.33%
  6.00%, due 6/20/13
Tembec Industries, Inc.                                     $425,000       $410,125           0.37%
  8.625%, due 6/30/09
                                                                       -------------  --------------
TOTAL PAPER & Forest Products                                              $777,750           0.70%
                                                                       -------------  --------------
TOTAL YANKEE BONDS                                                         $777,750           0.70%
                                                                       -------------  --------------

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL PAPER
Tennessee Valley Authority                                $1,000,000       $999,562           0.91%
  2.63% due 4/7/05
UBS Finance LLC                                           $1,800,000     $1,800,000           1.64%
  2.83% due 4/1/05
                                                                       -------------  --------------
TOTAL COMMERCIAL PAPER                                                   $2,799,562           2.55%
                                                                       -------------  --------------

U.S. TREASURY BILLS
United States Treasury Bill                               $1,940,000     $1,939,181           1.76%
  2.533% due 4/7/05
United States Treasury Bill                               $2,000,000     $1,998,096           1.82%
  2.635% due 4/14/05
                                                                       -------------  --------------
TOTAL U.S. TREASURY BILLS                                                $3,937,277           3.58%
                                                                       -------------  --------------
TOTAL INVESTMENTS                                                      $108,728,065          98.86%
                                                                       -------------  --------------
TOTAL COST ($109,750,630)(m)

Cash and Other Assets Less Liabilities                                   $1,239,188           1.14%
                                                                       -------------  --------------
NET ASSETS                                                             $109,967,253         100.00%
                                                                       =============  ==============


(a)   Non-income producing security.
(b)   Less than one tenth of a percent.
(c) 144A's may be sold to institutional investors only. The total market value of these securities at March 31, 2005 is $36,060,738 which represents
      31.94% of the Fund's net assets.
(d) Target Return Index Securities Trust. Static portfolio comprised of 70 bullet High Yield bonds selected from the Lehman Brothers High Yield
      Index.
(e)   195 Units-each unit reflects $1,000 principal amount of zero coupon Senior
      Notes plus 1 warrant to acquire 0.6902 shares of common stock at $0.01 per share at a future date.
(f)   235 Units-each unit reflects $1,000 principal amount of zero coupon Senior
      Notes plus 1 warrant to acquire 109.8089 shares of Class A common stock at $0.01 per share at a future date.
(g)   Issue in default.
(h) PIK ("Payment in Kind")-Dividend payment is made with additional securities.
(i) Illiquid security. The total market value of these securities at March 31, 2005 is $367,735, which represents 0.3% of the Fund's net assets.
(j)   Restricted security. The total market value of these securities at March
      31, 2005 is $348,935, which represents 0.3% of the Fund's net assets.
(k)   Fair valued security. The total market value of these securities at March
      31, 2005 is $62, less than 0.1% of the Fund's net assets.
(l)   Less than one dollar.
(m) At March 31, 2005 cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:

      Gross unrealized appreciation                                       1,579,745
      Gross unrealized depreciation                                      (2,602,310)
                                                                       -------------

Net  unrealized depreciation                                             (1,022,565)
                                                                       =============

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)
                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
MCMORGAN BALANCED FUND
COMMON STOCK
CONSUMER DISCRETIONARY
Abercrombie & Fitch Co.                                        1,195        $68,402           0.09%
Adesa, Inc.                                                      213         $4,976           0.01%
American Eagle Outfitters, Inc.                                1,864        $55,081           0.07%
American Greetings Corp.                                         891        $22,703           0.03%
AutoZone, Inc.  (a)                                              191        $16,369           0.02%
Barnes & Noble, Inc.  (a)                                        806        $27,799           0.04%
Black & Decker Corp. (The)                                       930        $73,461           0.09%
Borders Group, Inc.                                              599        $15,945           0.02%
BorgWarner, Inc.                                                 732        $35,633           0.05%
Brinker International, Inc.  (a)                                 406        $14,705           0.02%
Brunswick Corp.                                                  218        $10,213           0.01%
Caesars Entertainment, Inc.  (a)                               2,908        $57,549           0.07%
Carnival Corp.                                                 1,443        $74,762           0.10%
Catalina Marketing Corp.                                         560        $14,504           0.02%
CBRL Group, Inc.                                                 180         $7,434           0.01%
Circuit City Stores, Inc.                                      2,412        $38,713           0.05%
Claire's Stores, Inc.                                            222         $5,115           0.01%
Comcast Corp. Class A (a)                                        117         $3,952           0.01%
Cooper Tire & Rubber Co.                                         137         $2,515           0.00%
Dana Corp.                                                       565         $7,226           0.01%
Darden Restaurants, Inc.                                       1,353        $41,510           0.05%
Delphi Corp.                                                   3,666        $16,424           0.02%
Dillard's, Inc.                                                1,089        $29,294           0.04%
Eastman Kodak Co.                                              3,261       $106,146           0.14%
eBay, Inc.                                                     3,565       $132,832           0.17%
Emmis Communications Corp.  (a)                                  130         $2,499           0.00%
Federated Department Stores, Inc.                              1,871       $119,070           0.15%
Ford Motor Co.                                                24,053       $272,520           0.35%
Furniture Brands International, Inc.                             490        $10,687           0.01%
Gap, Inc. (The)                                                2,065        $45,100           0.06%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
General Motors Corp.                                           5,036       $148,008           0.19%
Genuine Parts Co.                                                396        $17,222           0.02%
Goodyear Tire & Rubber Co. (The)  (a)                          1,461        $19,505           0.03%
Harman International Industries, Inc.                            777        $68,733           0.09%
Harrah's Entertainment, Inc.                                     527        $34,034           0.04%
Hasbro, Inc.                                                   1,340        $27,403           0.04%
Hilton Hotels Corp.                                            3,727        $83,298           0.11%
Home Depot, Inc. (The)                                         4,490       $171,698           0.22%
J.C. Penney Co., Inc. Holding Co.                              2,535       $131,617           0.17%
Krispy Kreme Doughnuts, Inc.  (a)                                136         $1,038           0.00%
Lear Corp.                                                       101         $4,480           0.01%
Leggett & Platt, Inc.                                            450        $12,996           0.02%
Lennar Corp.                                                     217        $12,300           0.02%
Limited Brands, Inc.                                           3,932        $95,548           0.12%
Mandalay Resort Group                                            681        $48,004           0.06%
Marriott International, Inc.                                   1,048        $70,069           0.09%
Mattel, Inc.                                                     624        $13,322           0.02%
May Department Stores Co.                                      1,146        $42,425           0.05%
Maytag Corp.                                                   1,014        $14,166           0.02%
McDonald's Corp.                                              12,363       $384,984           0.50%
McGraw-Hill Cos., Inc. (The)                                      23         $2,007           0.00%
Media General, Inc.                                               54         $3,340           0.00%
Michaels Stores, Inc.                                          1,785        $64,796           0.08%
Neiman Marcus Group Inc. (The)                                   187        $17,112           0.02%
Newell Rubbermaid, Inc.                                        2,956        $64,855           0.08%
Office Depot, Inc.  (a)                                        3,234        $71,731           0.09%
Payless ShoeSource, Inc.  (a)                                    923        $14,574           0.02%
Reader's Digest Association, Inc. (The)                          677        $11,719           0.02%
Rent-A-Center, Inc.  (a)                                         167         $4,561           0.01%
Saks, Inc.  (a)                                                  662        $11,949           0.02%
Scholastic Corp.  (a)                                             89         $3,283           0.00%
Sears Holdings Corp.  (a)                                        250        $33,353           0.04%
Sherwin-Williams Co. (The)                                       323        $14,209           0.02%
Six Flags, Inc. (a)                                              209           $861           0.00%
Staples, Inc.                                                    743        $23,352           0.03%
Starbucks Corp.  (a)                                           2,797       $144,493           0.19%
Starwood Hotels & Resorts Worldwide, Inc.                      1,443        $86,623           0.11%
Target Corp.                                                   8,405       $420,418           0.54%
Time Warner, Inc.  (a)                                        14,126       $247,911           0.32%


                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Toys "R" Us, Inc.  (a)                                         2,595        $66,847           0.09%
Viacom, Inc. Class B                                           4,638       $161,541           0.21%
Visteon Corp.                                                  1,505         $8,594           0.01%
Walt Disney Co. (The)                                         14,077       $404,432           0.52%
Whirlpool Corp.                                                  718        $48,630           0.06%
Yum! Brands, Inc.                                              1,097        $56,836           0.07%
                                                                       ----------------------------
TOTAL CONSUMER DISCRETIONARY                                             $4,722,016           6.09%
                                                                       ----------------------------

CONSUMER STAPLES
Albertson's, Inc.                                              2,291        $47,309           0.06%
Altria Group, Inc.                                            10,740       $702,288           0.91%
Archer-Daniels-Midland Co.                                     5,475       $134,575           0.17%
Avon Products, Inc.                                            1,077        $46,246           0.06%
BJ's Wholesale Club, Inc.  (a)                                   428        $13,294           0.02%
Clorox Co. (The)                                                 707        $44,534           0.06%
Coca-Cola Co. (The)                                            2,853       $118,885           0.15%
Coca-Cola Enterprises, Inc.                                    2,681        $55,014           0.07%
ConAgra Foods, Inc.                                            2,115        $57,147           0.07%
Constellation Brands, Inc.  (a)                                  482        $25,483           0.03%
Costco Wholesale Corp.                                         4,666       $206,144           0.27%
Energizer Holdings, Inc.  (a)                                    621        $37,136           0.05%
Gillette Co. (The)                                            16,339       $824,793           1.07%
Hershey Foods Corp.                                              577        $34,885           0.05%
Kimberly-Clark Corp.                                             791        $51,992           0.07%
Kroger Co. (The)  (a)                                          7,922       $126,990           0.16%
Molson Coors Brewing Co. Class B                                 346        $26,701           0.03%
Pepsi Bottling Group, Inc. (The)                               3,224        $89,788           0.12%
PepsiAmericas, Inc.                                              625        $14,162           0.02%
PepsiCo, Inc.                                                  1,366        $72,439           0.09%
Reynolds American, Inc.                                          718        $57,864           0.07%
Ruddick Corp.                                                    103         $2,384           0.00%
Safeway, Inc.  (a)                                             5,824       $107,919           0.14%
Sara Lee Corp.                                                 8,503       $188,426           0.24%
Sensient Technologies Corp.                                      394         $8,495           0.01%
SUPERVALU, Inc.                                                1,793        $59,797           0.08%
Tyson Foods, Inc.                                              2,457        $40,983           0.05%
UST, Inc.                                                      1,401        $72,432           0.09%
Wal-Mart Stores, Inc.                                         11,878       $595,206           0.77%
                                                                       ----------------------------
TOTAL CONSUMER STAPLES                                                   $3,863,311           4.98%
                                                                       ----------------------------

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
ENERGY
Amerada Hess Corp.                                               434        $41,755           0.05%
Anadarko Petroleum Corp.                                       2,395       $182,260           0.24%
Apache Corp.                                                     444        $27,186           0.04%
Burlington Resources, Inc.                                     5,159       $258,311           0.33%
ChevronTexaco Corp.                                            6,215       $362,397           0.47%
ConocoPhillips                                                 5,071       $546,857           0.71%
Devon Energy Corp.                                             6,402       $305,696           0.39%
EOG Resources, Inc.                                            1,662        $81,006           0.10%
ExxonMobil Corp.                                              27,312     $1,627,795           2.10%
Forest Oil Corp.  (a)                                            140         $5,670           0.01%
Grant Prideco, Inc.  (a)                                         286         $6,910           0.01%
Halliburton Co.                                                3,135       $135,589           0.18%
Helmerich & Payne, Inc.                                          312        $12,384           0.02%
Kerr-McGee Corp.                                               1,331       $104,258           0.13%
Marathon Oil Corp.                                             3,391       $159,106           0.21%
Murphy Oil Corp.                                                 216        $21,326           0.03%
Newfield Exploration Co.  (a)                                    529        $39,284           0.05%
Noble Energy, Inc.                                               413        $28,092           0.04%
Occidental Petroleum Corp.                                     2,461       $175,149           0.23%
Overseas Shipholding Group, Inc.                                 494        $31,078           0.04%
Plains Exploration & Production Co.  (a)                         835        $29,142           0.04%
Sunoco, Inc.                                                     956        $98,965           0.13%
Transocean, Inc.  (a)                                          1,552        $79,866           0.10%
Unocal Corp.                                                   1,006        $62,060           0.08%
Valero Energy Corp.                                            3,357       $245,967           0.32%
XTO Energy, Inc.                                               3,095       $101,640           0.13%
                                                                       ----------------------------
TOTAL ENERGY                                                             $4,769,749           6.18%
                                                                       ----------------------------

FINANCIALS
A.G. Edwards, Inc.                                               604        $27,059           0.03%
ACE, Ltd.                                                      3,712       $153,194           0.20%
AFLAC, Inc.                                                    6,647       $247,667           0.32%
American Express Co.                                           1,939        $99,606           0.13%
American Financial Group, Inc.                                   339        $10,441           0.01%
American International Group, Inc.                            15,793       $875,090           1.13%
AmeriCredit Corp.  (a)                                         1,674        $39,239           0.05%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
AmerUs Group Co.                                                 505        $23,861           0.03%
AmSouth Bancorp                                                  832        $21,590           0.03%
Aon Corp.                                                      2,663        $60,823           0.08%
Apartment Investment & Management Co.                            871        $32,401           0.04%
Archstone-Smith Trust                                            458        $15,622           0.02%
Bank of America Corp.                                         11,370       $501,417           0.65%
Bank of New York Co., Inc. (The)                               8,433       $244,979           0.32%
BB&T Corp.                                                     5,068       $198,057           0.26%
Bear Stearns Cos., Inc. (The)                                    895        $89,411           0.12%
Capital One Financial Corp.                                    2,623       $196,122           0.25%
Chubb Corp. (The)                                              2,503       $198,413           0.26%
CIT Group, Inc.                                                1,296        $49,248           0.06%
Citigroup, Inc.                                               15,582       $700,255           0.90%
Comerica, Inc.                                                   657        $36,187           0.05%
Compass Bancshares, Inc.                                         574        $26,060           0.03%
Countrywide Financial Corp.                                    6,185       $200,765           0.26%
E*TRADE Financial Corp.  (a)                                   4,791        $57,492           0.07%
Eaton Vance Corp.                                              1,462        $34,270           0.04%
Equity Residential                                             1,323        $42,614           0.06%
Everest Re Group Ltd.                                            738        $62,811           0.08%
Federal Home Loan Mortgage Corp.                               7,490       $473,368           0.61%
Federal National Mortgage Association                          8,788       $478,507           0.62%
Fifth Third Bancorp                                            2,660       $114,327           0.15%
First American Corp.                                             617        $20,324           0.03%
Franklin Resources, Inc.                                       2,068       $141,968           0.18%
Gallagher (Arthur J.) & Co.                                      210         $6,048           0.01%
GATX Corp.                                                       650        $21,574           0.03%
Hartford Financial Services Group, Inc. (The)                  2,398       $164,407           0.21%
HCC Insurance Holdings, Inc.                                     877        $31,712           0.04%
Hibernia Corp.                                                 1,679        $53,745           0.07%
Horace Mann Educators Corp.                                      389         $6,901           0.01%
Huntington Bancshares, Inc.                                      503        $12,022           0.02%
Independence Community Bank Corp.                                435        $16,965           0.02%
Janus Capital Group, Inc.                                      2,227        $31,067           0.04%
JPMorgan Chase & Co.                                           7,302       $252,649           0.33%
KeyCorp                                                          609        $19,762           0.03%
LaBranche & Co., Inc.  (a)                                       136         $1,265           0.00%
Legg Mason, Inc.                                               1,648       $128,775           0.17%
Lehman Brothers Holdings, Inc.                                   414        $38,982           0.05%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Lincoln National Corp.                                           383        $17,289           0.02%
Loews Corp.                                                      921        $67,730           0.09%
Marsh & McLennan Cos., Inc.                                    1,231        $37,447           0.05%
MBNA Corp.                                                    10,852       $266,416           0.34%
Merrill Lynch & Co., Inc.                                      2,148       $121,577           0.16%
MetLife, Inc.                                                  9,771       $382,046           0.49%
MoneyGram International, Inc.                                    337         $6,366           0.01%
Moody's Corp.                                                    346        $27,978           0.04%
National City Corp.                                            7,116       $238,386           0.31%
Ohio Casualty Corp.  (a)                                         562        $12,915           0.02%
Old Republic International Corp.                                 774        $18,026           0.02%
Plum Creek Timber Co., Inc.                                      415        $14,816           0.02%
Principal Financial Group, Inc.                                2,903       $111,736           0.14%
Progressive Corp. (The)                                        1,209       $110,938           0.14%
Protective Life Corp.                                            649        $25,506           0.03%
Providian Financial Corp.  (a)                                 3,764        $64,590           0.08%
Prudential Financial, Inc.                                     4,386       $251,756           0.33%
Raymond James Financial, Inc.                                    167         $5,060           0.01%
Regions Financial Corp.                                          999        $32,368           0.04%
SAFECO Corp.                                                   1,672        $81,443           0.11%
SEI Investments Co.                                              481        $17,393           0.02%
Simon Property Group, Inc.                                     1,038        $62,882           0.08%
St. Paul Travelers Cos., Inc. (The)                            7,245       $266,109           0.34%
StanCorp Financial Group, Inc.                                   242        $20,517           0.03%
SunTrust Banks, Inc.                                           2,323       $167,419           0.22%
T.Rowe Price Group, Inc.                                         303        $17,992           0.02%
U.S. Bancorp                                                   5,899       $170,009           0.22%
Unizan Financial Corp.                                         1,446        $37,596           0.05%
UnumProvident Corp.                                            3,209        $54,617           0.07%
W. R. Berkley Corp.                                              975        $48,360           0.06%
Wachovia Corp.                                                   838        $42,662           0.06%
Washington Mutual, Inc.                                        3,653       $144,294           0.19%
Webster Financial Corp.                                          246        $11,171           0.01%
Weingarten Realty Investors                                      208         $7,178           0.01%
Wells Fargo & Co.                                              6,965       $416,507           0.54%
Wilmington Trust Corp.                                           467        $16,392           0.02%
XL Capital Ltd. Class A                                        1,841       $133,233           0.17%
Zions Bancorp                                                    194        $13,390           0.02%
                                                                       ----------------------------
TOTAL FINANCIALS                                                         $9,801,172          12.68%
                                                                       ----------------------------

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
HEALTH CARE
Aetna, Inc.  (a)                                               3,925       $294,179           0.38%
AmerisourceBergen Corp.                                        1,442        $82,612           0.11%
Amgen, Inc.  (a)                                               5,493       $319,748           0.41%
Applera Corp.-Applied Biosystems Group                         1,075        $21,220           0.03%
Apria Healthcare Group, Inc.  (a)                                412        $13,225           0.02%
Bausch & Lomb, Inc.                                              268        $19,644           0.03%
Becton, Dickinson & Co.                                        2,328       $136,002           0.18%
Biogen Idec, Inc.  (a)                                           770        $26,573           0.03%
C.R. Bard, Inc.                                                  117         $7,965           0.01%
Cardinal Health, Inc.                                          4,670       $260,586           0.34%
Caremark Rx, Inc.  (a)                                         3,095       $123,119           0.16%
Cephalon, Inc.  (a)                                              130         $6,088           0.01%
CIGNA Corp.                                                    1,776       $158,597           0.20%
Covance, Inc.  (a)                                               143         $6,808           0.01%
Coventry Health Care, Inc.  (a)                                  362        $24,667           0.03%
Cytyc Corp.  (a)                                                 249         $5,729           0.01%
DENTSPLY International, Inc.                                     373        $20,295           0.03%
Edwards Lifesciences Corp.  (a)                                  139         $6,008           0.01%
Genzyme Corp.  (a)                                               372        $21,293           0.03%
Guidant Corp.                                                    156        $11,528           0.01%
HCA, Inc.                                                      5,027       $269,296           0.35%
Humana, Inc.  (a)                                                992        $31,685           0.04%
Johnson & Johnson                                             17,731     $1,190,814           1.54%
King Pharmaceuticals, Inc.  (a)                                  943         $7,836           0.01%
Laboratory Corp. of America Holdings  (a)                        101         $4,868           0.01%
Lincare Holdings, Inc.  (a)                                    1,270        $56,172           0.07%
Manor Care, Inc.                                                 401        $14,580           0.02%
McKesson Corp.                                                 3,948       $149,037           0.19%
Medco Health Solutions, Inc.  (a)                              1,050        $52,049           0.07%
Merck & Co., Inc.                                             19,511       $631,571           0.82%
Mylan Laboratories, Inc.                                         823        $14,584           0.02%
PacifiCare Health Systems, Inc.  (a)                             652        $37,112           0.05%
Pfizer, Inc.                                                  29,523       $775,569           1.00%
Sepracor, Inc.  (a)                                              201        $11,539           0.01%
STERIS Corp.  (a)                                                159         $4,015           0.01%
Tenet Healthcare Corp.  (a)                                    4,122        $47,527           0.06%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Triad Hospitals, Inc.  (a)                                       652        $32,665           0.04%
UnitedHealth Group, Inc.                                       4,560       $434,933           0.56%
Universal Health Services, Inc. Class B                           87         $4,559           0.01%
Varian Medical Systems, Inc.  (a)                                319        $10,935           0.01%
Vertex Pharmaceuticals, Inc.  (a)                                187         $1,750           0.00%
WellPoint, Inc.  (a)                                           1,270       $159,195           0.21%
                                                                     ------------------------------
TOTAL HEALTH CARE                                                        $5,508,177           7.14%
                                                                     ------------------------------

INDUSTRIALS
Alaska Air Group, Inc.  (a)                                      373        $10,981           0.01%
Alexander & Baldwin, Inc.                                        362        $14,915           0.02%
Allied Waste Industries, Inc.  (a)                             2,826        $20,658           0.03%
Boeing Co. (The)                                               7,956       $465,108           0.60%
Brink's Co. (The)                                                747        $25,846           0.03%
Burlington Northern Santa Fe Corp.                             4,961       $267,547           0.35%
C.H. Robinson Worldwide, Inc.                                    195        $10,048           0.01%
Career Education Corp.  (a)                                      154         $5,276           0.01%
Cendant Corp.                                                 14,008       $287,724           0.37%
CNF, Inc.                                                        667        $31,209           0.04%
Cooper Industries, Ltd.                                          360        $25,747           0.03%
CSX Corp.                                                        825        $34,361           0.04%
Cummins, Inc.                                                    529        $37,215           0.05%
Eaton Corp.                                                      119         $7,783           0.01%
Emerson Electric Co.                                           1,941       $126,029           0.16%
Equifax, Inc.                                                    202         $6,199           0.01%
Federal Signal Corp.                                             113         $1,714           0.00%
FedEx Corp.                                                    2,102       $197,483           0.26%
Flowserve Corp.  (a)                                             125         $3,234           0.00%
General Dynamics Corp.                                         1,141       $122,144           0.16%
General Electric Co.                                          39,155     $1,411,929           1.82%
Graco, Inc.                                                      484        $19,534           0.03%
Grainger (W.W.), Inc.                                            211        $13,139           0.02%
Granite Construction, Inc.                                       194         $5,096           0.01%
H&R Block, Inc.                                                  576        $29,134           0.04%
Harsco Corp.                                                     158         $9,419           0.01%
Hubbell, Inc.                                                    163         $8,329           0.01%
Ingersoll-Rand Co. Class A                                        69         $5,496           0.01%
J.B. Hunt Transport Services, Inc.                               665        $29,107           0.04%
Korn/Ferry International  (a)                                     90         $1,713           0.00%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Lockheed Martin Corp.                                            873        $53,305           0.07%
Masco Corp.                                                    5,784       $200,531           0.26%
Nordson Corp.                                                     79         $2,909           0.00%
Norfolk Southern Corp.                                         4,943       $183,138           0.24%
PACCAR, Inc.                                                   1,222        $88,461           0.11%
Parker-Hannifin Corp.                                            834        $50,807           0.07%
Pentair, Inc.                                                    683        $26,637           0.03%
Precision Castparts Corp.                                        707        $54,447           0.07%
Quanta Services, Inc.  (a)                                       828         $6,318           0.01%
Raytheon Co.                                                   4,912       $190,094           0.25%
Rockwell Automation, Inc.                                      1,847       $104,614           0.14%
Rockwell Collins, Inc.                                         1,077        $51,254           0.07%
Ryder System, Inc.                                               692        $28,856           0.04%
Sotheby's Holdings, Inc.  (a)                                    149         $2,527           0.00%
SPX Corp.                                                        171         $7,401           0.01%
Swift Transportation Co., Inc.  (a)                              607        $13,439           0.02%
Tecumseh Products Co.                                            171         $6,773           0.01%
Textron, Inc.                                                  1,787       $133,346           0.17%
Thomas & Betts Corp.  (a)                                        410        $13,243           0.02%
Tyco International Ltd.                                        8,631       $291,728           0.38%
Union Pacific Corp.                                            1,811       $126,227           0.16%
United Parcel Service, Inc. Class B                              960        $69,830           0.09%
United Rentals, Inc.  (a)                                      1,000        $20,210           0.03%
Waste Management, Inc.                                         4,543       $131,065           0.17%
Werner Enterprises, Inc.                                         177         $3,439           0.00%
Yellow Roadway Corp.  (a)                                         73         $4,273           0.01%
                                                                     ------------------------------
TOTAL INDUSTRIALS                                                        $5,098,989           6.61%
                                                                     ------------------------------

INFORMATION TECHNOLOGY
Activision, Inc.  (a)                                            433         $6,413           0.01%
Acxiom Corp.                                                   1,119        $23,421           0.03%
Adobe Systems, Inc.                                            1,921       $129,034           0.17%
Advanced Micro Devices, Inc.  (a)                              5,090        $82,051           0.11%
Alliance Data Systems Corp.  (a)                                 381        $15,392           0.02%
Altera Corp.  (a)                                                873        $17,268           0.02%
Apple Computer, Inc.  (a)                                      8,461       $352,570           0.46%
Applied Materials, Inc.  (a)                                     936        $15,210           0.02%
Atmel Corp.  (a)                                               3,892        $11,481           0.01%
Autodesk, Inc.                                                 3,011        $89,607           0.12%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
BMC Software, Inc.  (a)                                        2,886        $43,290           0.06%
Cabot Microelectronics Corp.  (a)                                174         $5,460           0.01%
CheckFree Corp.  (a)                                             734        $29,918           0.04%
CIENA Corp. (a)                                                1,026         $1,765           0.00%
Cisco Systems, Inc.  (a)                                      33,974       $607,795           0.79%
Citrix Systems, Inc.  (a)                                      1,799        $42,852           0.06%
Cognizant Technology Solutions Corp.  (a)                        621        $28,690           0.04%
CommScope, Inc.  (a)                                             118         $1,765           0.00%
Computer Associates International, Inc.                        1,348        $36,531           0.05%
Computer Sciences Corp.  (a)                                   2,509       $115,038           0.15%
Compuware Corp.  (a)                                           3,090        $22,248           0.03%
Comverse Technology, Inc.  (a)                                   985        $24,842           0.03%
Corning, Inc.  (a)                                             2,915        $32,444           0.04%
Cree, Inc.  (a)                                                  688        $14,964           0.02%
CSG Systems International, Inc.  (a)                             241         $3,926           0.01%
Cypress Semiconductor Corp.  (a)                                 284         $3,578           0.00%
Dell, Inc.  (a)                                                2,914       $111,956           0.14%
Electronic Arts, Inc.  (a)                                       713        $36,919           0.05%
Electronic Data Systems Corp.                                  4,878       $100,828           0.13%
EMC Corp.  (a)                                                 3,278        $40,385           0.05%
Fairchild Semiconductor International, Inc.  (a)                 557         $8,539           0.01%
Freescale Semiconductor, Inc.  (a)                             3,450        $59,513           0.08%
Harris Corp.                                                   1,272        $41,531           0.05%
Hewlett-Packard Co.                                            3,639        $79,840           0.10%
Integrated Device Technology, Inc.  (a0                          249         $2,995           0.00%
Intel Corp.                                                   19,569       $454,588           0.59%
International Business Machines Corp.                         10,292       $940,483           1.22%
Intuit, Inc.  (a)                                              1,161        $50,817           0.07%
Lam Research Corp.  (a)                                        1,466        $42,309           0.05%
Macromedia, Inc.  (a)                                          1,012        $33,902           0.04%
Macrovision Corp.  (a)                                           232         $5,287           0.01%
Maxim Integrated Products, Inc.                                1,200        $49,044           0.06%
McAfee, Inc.  (a)                                              1,731        $39,051           0.05%
Mercury Interactive Corp.  (a)                                   126         $5,970           0.01%
Micron Technology, Inc.  (a)                                   5,244        $54,223           0.07%
Microsoft Corp.                                               34,737       $839,593           1.08%
Motorola, Inc.                                                28,490       $426,495           0.55%
National Semiconductor Corp.                                     536        $11,047           0.01%
NCR Corp.  (a)                                                 2,450        $82,663           0.11%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Network Appliance, Inc.  (a)                                   2,537        $70,173           0.09%
Parametric Technology Corp.  (a)                               1,684         $9,414           0.01%
PerkinElmer, Inc.                                              1,371        $28,284           0.04%
QLogic Corp.  (a)                                                542        $21,950           0.03%
QUALCOMM, Inc.                                                 3,161       $115,851           0.15%
Reynolds & Reynolds Co. (The)                                    147         $3,978           0.01%
Sabre Holdings Corp. Class A                                     316         $6,914           0.01%
Solectron Corp.  (a)                                           3,583        $12,433           0.02%
Storage Technology Corp.  (a)                                  1,429        $44,013           0.06%
Sun Microsystems, Inc.  (a)                                   40,762       $164,678           0.21%
Sybase, Inc.  (a)                                                361         $6,664           0.01%
Synopsys, Inc.  (a)                                            2,006        $36,309           0.05%
Tech Data Corp.  (a)                                             136         $5,040           0.01%
Tellabs, Inc.  (a)                                             1,660        $12,118           0.02%
Texas Instruments, Inc.                                        8,279       $211,032           0.27%
Thermo Electron Corp.  (a)                                     1,012        $25,593           0.03%
Unisys Corp.  (a)                                              3,396        $23,976           0.03%
Varian, Inc.  (a)                                                 81         $3,069           0.00%
VERITAS Software Corp.  (a)                                    4,891       $113,569           0.15%
Vishay Intertechnology, Inc.  (a)                                755         $9,385           0.01%
Xerox Corp.  (a)                                              12,077       $182,967           0.24%
                                                                     ------------------------------
TOTAL INFORMATION TECHNOLOGY                                             $6,382,941           8.28%
                                                                     ------------------------------

MATERIALS
Albemarle Corp.                                                   97         $3,527           0.00%
Alcoa, Inc.                                                    1,224        $37,197           0.05%
Allegheny Technologies, Inc.                                     230         $5,545           0.01%
Ball Corp.                                                     1,338        $55,500           0.07%
Cytec Industries, Inc.                                            87         $4,720           0.01%
Dow Chemical Co. (The)                                         8,657       $431,551           0.56%
E.I. du Pont de Nemours & Co.                                  7,051       $361,293           0.47%
Eastman Chemical Co.                                           1,020        $60,180           0.08%
FMC Corp.  (a)                                                    83         $4,436           0.01%
Georgia-Pacific Corp.                                          3,071       $108,990           0.14%
Great Lakes Chemical Corp.                                       756        $24,282           0.03%
Longview Fibre Co.                                               668        $12,532           0.02%
Louisiana-Pacific Corp.                                        1,011        $25,417           0.03%
Lyondell Chemical Co.                                          1,963        $54,807           0.07%
Martin Marietta Materials, Inc.                                  307        $17,167           0.02%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
MeadWestvaco Corp.                                               640        $20,365           0.03%
Monsanto Co.                                                   3,469       $223,750           0.29%
Nucor Corp.                                                    2,107       $121,279           0.16%
Pactiv Corp.                                                     905        $21,132           0.03%
Peabody Energy Corp.                                           1,058        $49,049           0.06%
Phelps Dodge Corp.                                             1,238       $125,942           0.16%
Potlatch Corp.                                                   387        $18,216           0.02%
PPG Industries, Inc.                                           1,538       $109,998           0.14%
Praxair, Inc.                                                    737        $35,273           0.05%
Sealed Air Corp.  (a)                                            190         $9,869           0.01%
Steel Dynamics, Inc.                                             346        $11,920           0.02%
Temple-Inland, Inc.                                              125         $9,069           0.01%
United States Steel Corp.                                      1,500        $76,275           0.10%
Vulcan Materials Co.                                             753        $42,793           0.06%
Weyerhaeuser Co.                                               1,091        $74,734           0.10%
                                                                     ------------------------------
TOTAL MATERIALS                                                          $2,156,808           2.81%
                                                                     ------------------------------

TELECOMMUNICATION SERVICES
AT&T Corp.                                                    40,623       $761,681           0.98%
BellSouth Corp.                                                1,413        $37,148           0.05%
CenturyTel, Inc.                                                 624        $20,492           0.03%
Cincinnati Bell, Inc.  (a)                                     1,499         $6,371           0.01%
Citizens Communications Co.                                    3,614        $46,765           0.06%
Nextel Communications, Inc.  (a)                              25,359       $720,702           0.93%
Qwest Communications International, Inc.  (a)                 18,476        $68,361           0.09%
Telephone & Data Systems, Inc.                                   533        $43,493           0.06%
Verizon Communications, Inc.                                  18,731       $664,951           0.86%
                                                                     ------------------------------
TOTAL TELECOMMUNICATION SERVICES                                         $2,369,964           3.07%
                                                                     ------------------------------

UTILITIES
AES Corp. (The)  (a)                                           8,575       $140,458           0.18%
Allegheny Energy, Inc.  (a)                                    1,774        $36,651           0.05%
Alliant Energy Corp.                                             798        $21,370           0.03%
American Electric Power Co., Inc.                              4,301       $146,492           0.19%
CenterPoint Energy, Inc.                                       1,351        $16,253           0.02%
CMS Energy Corp.  (a)                                            716         $9,337           0.01%
Constellation Energy Group, Inc.                                 399        $20,628           0.03%
DPL, Inc.                                                      1,373        $34,325           0.04%
DTE Energy Co.                                                   412        $18,738           0.02%

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Duke Energy Corp.                                             12,508       $350,349           0.45%
Dynegy, Inc. Class A (a)                                         871         $3,406           0.00%
Edison International                                           3,488       $121,103           0.16%
El Paso Corp.                                                  5,968        $63,141           0.08%
Entergy Corp.                                                    844        $59,637           0.08%
FirstEnergy Corp.                                                772        $32,385           0.04%
FPL Group, Inc.                                                3,157       $126,754           0.16%
IDACORP, Inc.                                                    365        $10,355           0.01%
KeySpan Corp.                                                  1,123        $43,763           0.06%
National Fuel Gas Co.                                            380        $10,864           0.01%
Nicor, Inc.                                                      495        $18,360           0.02%
NiSource, Inc.                                                 1,057        $24,089           0.03%
Northeast Utilities                                            1,662        $32,027           0.04%
OGE Energy Corp.                                                 206         $5,552           0.01%
ONEOK, Inc.                                                    1,207        $37,200           0.05%
Peoples Energy Corp.                                              88         $3,689           0.00%
Pepco Holdings, Inc.                                             283         $5,940           0.01%
Pinnacle West Capital Corp.                                    1,175        $49,949           0.06%
PNM Resources, Inc.                                              415        $11,072           0.01%
Progress Energy, Inc.                                          1,192        $50,005           0.06%
Public Service Enterprise Group, Inc.                          8,440       $459,052           0.59%
Questar Corp.                                                    706        $41,831           0.05%
Sierra Pacific Resources  (a)                                  1,529        $16,437           0.02%
TECO Energy, Inc.                                                469         $7,354           0.01%
TXU Corp.                                                      3,402       $270,901           0.35%
Westar Energy, Inc.                                              202         $4,371           0.01%
WGL Holdings, Inc.                                               340        $10,526           0.01%
Williams Cos., Inc. (The)                                      6,023       $113,292           0.15%
Xcel Energy, Inc.                                              3,641        $62,552           0.08%
                                                                     ------------------------------
TOTAL UTILITIES                                                          $2,490,208           3.18%
                                                                     ------------------------------
TOTAL COMMON STOCK                                                      $47,163,335          61.02%
                                                                     ------------------------------

CORPORATE BONDS
CONSUMER DISCRETIONARY
AT&T Broadband Corp.                                         $90,000       $122,357           0.16%
  9.455%, due 11/15/22
Cox Communications, Inc.                                    $290,000       $322,091           0.42%
  7.75%, due 11/1/10

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
DaimlerChrysler North America Holdings, Inc.                $300,000       $311,993           0.40%
  6.50%, due 11/15/13
General Motors Corp.                                        $285,000       $257,290           0.33%
  7.20%, due 1/15/11
Tele-Communications, Inc.                                   $235,000       $294,558           0.38%
  9.80%, due 2/1/12
Time Warner, Inc.                                           $155,000       $191,520           0.25%
  9.125%, due 1/15/13
Time Warner, Inc.                                           $130,000       $154,336           0.20%
  7.70%, due 5/1/32
Viacom, Inc.                                                $210,000       $234,761           0.30%
  7.70%, due 7/30/10
                                                                     ------------------------------
TOTAL CONSUMER DISCRETIONARY                                             $1,888,906           2.44%
                                                                     ------------------------------

CONSUMER STAPLES
Kraft Foods, Inc.                                           $175,000       $170,380           0.22%
  4.125%, due 11/12/09
                                                                     ------------------------------
TOTAL CONSUMER STAPLES                                                     $170,380           0.22%
                                                                     ------------------------------

ENERGY
Conoco, Inc.                                                 $95,000       $101,191           0.13%
  6.35%, due 4/15/09
ConocoPhillips                                               $75,000        $80,025           0.10%
  6.375%, due 3/30/09
                                                                     ------------------------------
TOTAL ENERGY                                                               $181,216           0.23%
                                                                     ------------------------------

FINANCIALS
Aegon N.V.                                                  $165,000       $160,441           0.21%
  4.75%, due 6/1/13
Bank of America Corp.                                       $265,000       $277,002           0.36%
  5.875%, due 2/15/09
Capital One Bank                                            $320,000       $343,622           0.44%
  6.50%, due 6/13/13
Capital One Financial Corp.                                  $25,000        $24,284           0.03%
  4.80%, due 2/21/12
CIT Group, Inc.                                             $410,000       $422,264           0.55%
  5.75%, due 9/25/07
Citigroup, Inc.                                             $535,000       $554,273           0.72%
  5.625%, due 8/27/12
Countrywide Home Loans, Inc. Series K                        $90,000        $89,175           0.12%
  4.25%, due 12/19/07
Countrywide Home Loans, Inc. Series M                       $180,000       $173,432           0.22%
  4.125%, due 9/15/09

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
EOP Operating LP                                            $215,000       $201,615           0.26%
  4.75%, due 3/15/14
EOP Operating LP                                            $110,000       $121,143           0.16%
  7.00%, due 7/15/11
Ford Motor Credit Co.                                        $90,000        $88,814           0.11%
  7.25%, due 10/25/11
Ford Motor Credit Co.                                       $150,000       $150,656           0.19%
  7.375%, due 10/28/09
Ford Motor Credit Co.                                       $155,000       $153,901           0.20%
  6.375%, due 11/5/08
Ford Motor Credit Co.                                        $95,000        $89,486           0.12%
  5.70%, due 1/15/10
GE Global Insurance Holding Corp.                           $185,000       $204,518           0.26%
  7.50%, due 6/15/10
Genworth Financial, Inc.                                    $195,000       $199,931           0.26%
  5.75%, due 6/15/14
Goldman Sachs Group, Inc. (The)                             $125,000       $120,233           0.16%
  4.75%, due 7/15/13
Goldman Sachs Group, Inc. (The)                             $230,000       $229,552           0.30%
  5.25%, due 4/1/13
HSBC Finance Corp.                                          $310,000       $339,367           0.44%
  6.75%, due 5/15/11
HSBC Finance Corp.                                          $105,000       $117,046           0.15%
  7.00%, due 5/15/12
Jefferies Group, Inc.                                        $45,000        $50,621           0.07%
  7.75%, due 3/15/12
Jefferies Group, Inc.                                       $115,000       $112,593           0.15%
  5.50%, due 3/15/16
JPMorgan Chase & Co.                                        $135,000       $147,051           0.19%
  7.125%, due 6/15/09
JPMorgan Chase & Co.                                        $205,000       $201,757           0.26%
  5.125%, due 9/15/14
Lehman Brothers Holdings, Inc.                              $255,000       $251,689           0.33%
  4.00%, due 1/22/08
Lehman Brothers Holdings, Inc. Series G                     $135,000       $130,206           0.17%
  4.80%, due 3/13/14
MBNA America Bank                                           $160,000       $178,222           0.23%
  7.125%, due 11/15/12
MBNA Corp.                                                  $145,000       $149,718           0.19%
  6.25%, due 1/17/07
Merrill Lynch & Co., Inc.                                    $55,000        $53,538           0.07%
  4.25%, due 2/8/10
Merrill Lynch & Co., Inc. Series C                          $340,000       $331,351           0.43%
  4.125%, due 9/10/09

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
MetLife, Inc.                                               $135,000       $136,954           0.18%
  5.50%, due 6/15/14
Morgan Stanley                                              $135,000       $128,536           0.17%
  4.75%, due 4/1/14
Morgan Stanley                                              $155,000       $149,218           0.19%
  4.00%, due 1/15/10
National Rural Utilities Cooperative
  Finance Corp.                                             $135,000       $140,593           0.18%
  5.75%, due 8/28/09
National Rural Utilities Cooperative
  Finance Corp. Series C                                     $60,000        $67,813           0.09%
  7.25%, due 3/1/12
Prudential Financial, Inc.                                  $100,000        $99,010           0.13%
  5.10%, due 9/20/14
Prudential Financial, Inc. Series B                         $200,000       $190,995           0.25%
  4.50%, due 7/15/13
Simon Property Group, L.P.                                  $165,000       $171,902           0.22%
  6.375%, due 11/15/07
Simon Property Group, L.P.                                  $145,000       $153,022           0.20%
  6.35%, due 8/28/12
SLM Corp.                                                   $220,000       $215,207           0.28%
  4.00%, due 1/15/09
SLM Corp. Series A                                          $125,000       $122,156           0.16%
  3.95%, due 8/15/08
Textron Financial Corp.                                     $135,000       $134,022           0.17%
  4.125%, due 3/3/08
Wachovia Bank National Association                          $250,000       $242,523           0.31%
  4.80%, due 11/1/14
                                                                     ------------------------------
TOTAL FINANCIALS                                                         $7,619,452           9.88%
                                                                     ------------------------------

HEALTH CARE
Wyeth                                                       $180,000       $197,398           0.26%
  6.95%, due 3/15/11
                                                                     ------------------------------
TOTAL HEALTH CARE                                                          $197,398           0.26%
                                                                     ------------------------------

INDUSTRIALS
Cendant Corp.                                               $325,000       $367,159           0.47%
  7.375%, due 1/15/13
General Electric Co.                                        $175,000       $174,746           0.23%
  5.00%, due 2/1/13
International Lease Finance Corp.                           $350,000       $360,722           0.47%
  5.875%, due 5/1/13
                                                                     ------------------------------
TOTAL INDUSTRIALS                                                          $902,627           1.17%
                                                                     ------------------------------

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
INFORMATION TECHNOLOGY
First Data Corp.                                            $170,000       $177,993           0.23%
  5.625%, due 11/1/11
Hewlett-Packard Co.                                         $190,000       $194,987           0.25%
  5.50%, due 7/1/07
                                                                     ------------------------------
TOTAL INFORMATION TECHNOLOGY                                               $372,980           0.48%
                                                                     ------------------------------

MATERIALS
International Paper Co.                                     $170,000       $167,692           0.22%
  4.25%, due 1/15/09
Weyerhaeuser Co.                                             $85,000        $99,374           0.13%
  7.375%, due 3/15/32
                                                                     ------------------------------
TOTAL MATERIALS                                                            $267,066           0.35%
                                                                     ------------------------------

TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                $105,000       $138,528           0.18%
  8.75%, due 3/1/31
British Telecommunications PLC                              $175,000       $203,315           0.26%
  8.375%, due 12/15/10
SBC Communications, Inc.                                    $270,000       $262,608           0.34%
  4.125%, due 9/15/09
Sprint Capital Corp.                                        $140,000       $181,631           0.23%
  8.75%, due 3/15/32
Sprint Capital Corp.                                         $85,000        $99,339           0.13%
  8.375%, due 3/15/12
Verizon New York, Inc. Series A                             $265,000       $288,853           0.37%
  6.875%, due 4/1/12
                                                                     ------------------------------
TOTAL TELECOMMUNICATION SERVICES                                         $1,174,274           1.51%
                                                                     ------------------------------

UTILITIES
Southern Power Co. Series B                                 $170,000       $182,644           0.24%
  6.25%, due 7/15/12
                                                                     ------------------------------
TOTAL UTILITIES                                                            $182,644           0.24%
                                                                     ------------------------------
TOTAL CORPORATE BONDS                                                   $12,956,943          16.78%
                                                                     ------------------------------

FEDERAL & GOVERNMENT AGENCY
GOVERNMENT
Freddie Mac                                                 $795,000       $778,545           1.01%
  3.25%, due 11/2/07
Freddie Mac                                                 $400,000       $392,710           0.51%
  3.30%, due 9/14/07
                                                                     ------------------------------
TOTAL GOVERNMENT                                                         $1,171,255           1.52%
                                                                     ------------------------------
TOTAL FEDERAL & GOVERNMENT AGENCY                                        $1,171,255           1.52%
                                                                     ------------------------------

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
FHLMC
Federal Home Loan Mortgage Corp.                            $665,000       $663,996           0.86%
  2.875%, due 9/15/05
Federal Home Loan Mortgage Corp.
  Series 1592 Class K                                        $39,853        $39,849           0.05%
  6.50%, due 12/15/05
Federal Home Loan Mortgage Corp.
  Series 2113 Class QE                                       $71,975        $73,378           0.09%
  6.00%, due 4/15/08
                                                                     ------------------------------
TOTAL GOVERNMENT                                                           $777,223           1.00%
                                                                     ------------------------------
TOTAL FHLMC                                                                $777,223           1.00%
                                                                     ------------------------------

FNMA
Federal National Mortgage Association                       $650,000       $650,812           0.84%
  5.50%, due 4/13/35 (b)
Federal National Mortgage Association                     $1,200,000     $1,226,250           1.58%
  6.00%, due 4/13/35 (b)
Federal National Mortgage Association                       $866,310       $901,033           1.16%
  6.50%, due 9/30/05
                                                                     ------------------------------
TOTAL GOVERNMENT                                                         $2,778,095           3.58%
                                                                     ------------------------------
TOTAL FNMA                                                               $2,778,095           3.58%
                                                                     ------------------------------

U.S. TREASURY BONDS
United States Treasury Bond                               $1,800,000     $1,895,414           2.45%
  5.25%, due 2/15/29
                                                                     ------------------------------
TOTAL GOVERNMENT                                                         $1,895,414           2.45%
                                                                     ------------------------------
U.S. TREASURY NOTES
United States Treasury Note                                 $610,000       $607,617           0.78%
  1.125%, due 6/30/05
United States Treasury Note                                 $220,000       $215,222           0.28%
  3.00%, due 11/15/07
United States Treasury Note                               $1,725,000     $1,710,445           2.21%
  3.875%, due 5/15/09

                                                  SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
United States Treasury Note                               $1,125,000     $1,109,400           1.43%
  4.25%, due 8/15/13
                                                                     ------------------------------
TOTAL GOVERNMENT                                                         $3,642,684           4.70%
                                                                     ------------------------------
U.S. TREASURY STRIPS
GOVERNMENT
United States Treasury Strips                             $1,000,000       $554,063           0.72%
  0.00%, due 8/15/17
                                                                     ------------------------------
TOTAL GOVERNMENT                                                           $554,063           0.72%
                                                                     ------------------------------
TOTAL U.S. TREASURY STRIPS                                                 $554,063           0.72%
                                                                     ------------------------------

COMMERCIAL PAPER
GOVERNMENT
Federal National Mortgage Association                     $1,925,000     $1,923,317           2.48%
  2.75% due 4/13/05 (c)
                                                                     ------------------------------
TOTAL GOVERNMENT                                                         $1,923,317           2.48%
                                                                     ------------------------------
TOTAL COMMERCIAL PAPER                                                   $1,923,317           2.48%
                                                                     ------------------------------
TOTAL INVESTMENTS (COST $72,292,691)(d)                                 $72,862,329          94.25%
                                                                     ------------------------------

Cash and Other Assets Less Liabilities                                   $4,542,377           5.75%
                                                                     ------------------------------
NET ASSETS                                                              $77,404,706         100.00%
                                                                     ==============================

(a) Non-income producing security.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(c) Represent security which is segregated as collateral for TBA's.
(d) At March 31,2005, cost is $72,760,771 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation........$2,170,488
Gross unrealized depreciation.......($2,068,930)
-------------------------------------------------------------------
Net unrealized depreciation............$101,558
===================================================================

PORTFOLIO HOLDINGS
As of March 31, 2005
(unaudited)

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
MCMORGAN EQUITY INVESTMENT FUND
COMMON STOCK
CONSUMER DISCRETIONARY
Abercrombie & Fitch Co.                                                             3,914          $224,037           0.14%
Adesa, Inc.                                                                           656           $15,324           0.01%
American Eagle Outfitters, Inc.                                                     6,059          $179,043           0.11%
American Greetings Corp.                                                            2,903           $73,968           0.05%
AutoZone, Inc.  (a)                                                                   590           $50,563           0.03%
Barnes & Noble, Inc.  (a)                                                           2,489           $85,846           0.05%
Black & Decker Corp. (The)                                                          2,869          $226,622           0.14%
Borders Group, Inc.                                                                 1,968           $52,389           0.03%
BorgWarner, Inc.                                                                    2,409          $117,270           0.07%
Brinker International, Inc.  (a)                                                    1,253           $45,384           0.03%
Brunswick Corp.                                                                       672           $31,483           0.02%
Caesars Entertainment, Inc.  (a)                                                    8,957          $177,259           0.11%
Carnival Corp.                                                                      4,445          $230,295           0.15%
Catalina Marketing Corp.                                                            1,884           $48,796           0.03%
CBRL Group, Inc.                                                                      690           $28,497           0.02%
Circuit City Stores, Inc.                                                           7,433          $119,300           0.08%
Claire's Stores, Inc.                                                                 686           $15,805           0.01%
Comcast Corp. Class A (a)                                                             460           $15,538           0.01%
Cooper Tire & Rubber Co.                                                              424            $7,785           0.00%
Dana Corp.                                                                          1,743           $22,293           0.01%
Darden Restaurants, Inc.                                                            4,562          $139,962           0.09%
Delphi Corp.                                                                       11,290           $50,579           0.03%
Dillard's, Inc.                                                                     3,546           $95,387           0.06%
Eastman Kodak Co.                                                                  10,808          $351,800           0.22%
eBay, Inc.                                                                         10,980          $409,115           0.26%
Emmis Communications Corp.  (a)                                                       404            $7,765           0.00%
Federated Department Stores, Inc.                                                   6,212          $395,332           0.25%
Ford Motor Co.                                                                     78,907          $894,016           0.57%
Furniture Brands International, Inc.                                                1,513           $32,999           0.02%
Gap, Inc. (The)                                                                     6,360          $138,902           0.09%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
General Motors Corp.                                                               15,512          $455,898           0.29%
Genuine Parts Co.                                                                   1,221           $53,101           0.03%
Goodyear Tire & Rubber Co. (The)  (a)                                               4,964           $66,269           0.04%
Harman International Industries, Inc.                                               2,397          $212,039           0.13%
Harrah's Entertainment, Inc.                                                        1,627          $105,072           0.07%
Hasbro, Inc.                                                                        4,128           $84,418           0.05%
Hilton Hotels Corp.                                                                11,482          $256,623           0.16%
Home Depot, Inc. (The)                                                             14,144          $540,867           0.34%
J.C. Penney Co., Inc. Holding Co.                                                   8,563          $444,591           0.28%
Krispy Kreme Doughnuts, Inc.  (a)                                                     433            $3,304           0.00%
Lear Corp.                                                                            489           $21,692           0.01%
Leggett & Platt, Inc.                                                               1,389           $40,114           0.03%
Lennar Corp.                                                                        1,050           $59,514           0.04%
Limited Brands, Inc.                                                               12,113          $294,346           0.19%
Mandalay Resort Group                                                               2,102          $148,170           0.09%
Marriott International, Inc.                                                        3,229          $215,891           0.14%
Mattel, Inc.                                                                        3,023           $64,541           0.04%
May Department Stores Co.                                                           4,302          $159,260           0.10%
Maytag Corp.                                                                        3,309           $46,227           0.03%
McDonald's Corp.                                                                   41,044        $1,278,110           0.81%
McGraw-Hill Cos., Inc. (The)                                                           71            $6,195           0.00%
Media General, Inc.                                                                   172           $10,638           0.01%
Michaels Stores, Inc.                                                               5,847          $212,246           0.13%
Neiman Marcus Group Inc. (The)                                                        716           $65,521           0.04%
Newell Rubbermaid, Inc.                                                             9,832          $215,714           0.14%
Office Depot, Inc.  (a)                                                            10,788          $239,278           0.15%
Payless ShoeSource, Inc. (a)                                                        3,030           $47,844           0.03%
Reader's Digest Association, Inc. (The)                                             2,089           $36,161           0.02%
Rent-A-Center, Inc.  (a)                                                              515           $14,065           0.01%
Saks, Inc.  (a)                                                                     2,040           $36,822           0.02%
Scholastic Corp.  (a)                                                                 282           $10,403           0.01%
Sears Holdings Corp.  (a)                                                           1,025          $136,489           0.09%
Sherwin-Williams Co. (The)                                                            995           $43,770           0.03%
Six Flags, Inc.  (a)                                                                  645            $2,657           0.00%
Staples, Inc.                                                                       3,597          $113,054           0.07%
Starbucks Corp.  (a)                                                                8,619          $445,258           0.28%
Starwood Hotels & Resorts Worldwide, Inc.                                           4,451          $267,194           0.17%
Target Corp.                                                                       27,838        $1,392,457           0.88%
Time Warner, Inc.  (a)                                                             46,673          $819,111           0.52%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Toys "R" Us, Inc.  (a)                                                              8,217          $211,670           0.13%
Viacom, Inc. Class B                                                               17,444          $607,574           0.38%
Visteon Corp.                                                                       4,642           $26,506           0.02%
Walt Disney Co. (The)                                                              47,238        $1,357,148           0.86%
Whirlpool Corp.                                                                     2,392          $162,010           0.10%
Yum! Brands, Inc.                                                                   4,150          $215,012           0.14%
                                                                                          ----------------------------------
TOTAL CONSUMER DISCRETIONARY                                                                    $15,528,198           9.79%
                                                                                          ----------------------------------
CONSUMER STAPLES
Albertson's, Inc.                                                                   8,032          $165,861           0.10%
Altria Group, Inc.                                                                 35,777        $2,339,458           1.48%
Archer-Daniels-Midland Co.                                                         18,510          $454,976           0.29%
Avon Products, Inc.                                                                 3,316          $142,389           0.09%
BJ's Wholesale Club, Inc.  (a)                                                      1,499           $46,559           0.03%
Clorox Co. (The)                                                                    2,180          $137,319           0.09%
Coca-Cola Co. (The)                                                                 9,279          $386,656           0.24%
Coca-Cola Enterprises, Inc.                                                         8,259          $169,475           0.11%
ConAgra Foods, Inc.                                                                 6,515          $176,035           0.11%
Constellation Brands, Inc.  (a)                                                     1,488           $78,671           0.05%
Costco Wholesale Corp.                                                             14,372          $634,955           0.40%
Energizer Holdings, Inc.  (a)                                                       2,103          $125,759           0.08%
Gillette Co. (The)                                                                 53,685        $2,710,019           1.72%
Hershey Foods Corp.                                                                 1,778          $107,498           0.07%
Kimberly-Clark Corp.                                                                2,437          $160,184           0.10%
Kroger Co. (The)  (a)                                                              26,273          $421,156           0.27%
Molson Coors Brewing Co. Class B                                                    1,070           $82,572           0.05%
Pepsi Bottling Group, Inc. (The)                                                   10,452          $291,088           0.18%
PepsiAmericas, Inc.                                                                 1,928           $43,688           0.03%
PepsiCo, Inc.                                                                       4,497          $238,476           0.15%
Reynolds American, Inc.                                                             2,214          $178,426           0.11%
Ruddick Corp.                                                                         328            $7,593           0.00%
Safeway, Inc.  (a)                                                                 19,117          $354,238           0.22%
Sara Lee Corp.                                                                     28,269          $626,442           0.40%
Sensient Technologies Corp.                                                         1,346           $29,020           0.02%
SUPERVALU, Inc.                                                                     5,883          $196,198           0.12%
Tyson Foods, Inc.                                                                   7,568          $126,234           0.08%
UST, Inc.                                                                           4,756          $245,885           0.16%
Wal-Mart Stores, Inc.                                                              38,294        $1,918,912           1.21%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
                                                                                          ----------------------------------
TOTAL CONSUMER STAPLES                                                                          $12,595,742           7.96%
                                                                                          ----------------------------------
ENERGY
Amerada Hess Corp.                                                                  1,339          $128,825           0.08%
Anadarko Petroleum Corp.                                                            7,497          $570,522           0.36%
Apache Corp.                                                                        1,372           $84,008           0.05%
Burlington Resources, Inc.                                                         16,915          $846,934           0.54%
ChevronTexaco Corp.                                                                19,913        $1,161,127           0.73%
ConocoPhillips                                                                     16,779        $1,809,447           1.15%
Devon Energy Corp.                                                                 20,985        $1,002,033           0.63%
EOG Resources, Inc.                                                                 5,120          $249,549           0.16%
ExxonMobil Corp.                                                                   90,555        $5,397,078           3.42%
Forest Oil Corp.  (a)                                                                 433           $17,536           0.01%
Grant Prideco, Inc.  (a)                                                              882           $21,309           0.01%
Halliburton Co.                                                                     9,658          $417,708           0.26%
Helmerich & Payne, Inc.                                                             1,100           $43,659           0.03%
Kerr-McGee Corp.                                                                    4,537          $355,383           0.22%
Marathon Oil Corp.                                                                 11,351          $532,589           0.34%
Murphy Oil Corp.                                                                      668           $65,952           0.04%
Newfield Exploration Co.  (a)                                                       1,801          $133,742           0.08%
Noble Energy, Inc.                                                                  1,278           $86,930           0.06%
Occidental Petroleum Corp.                                                          8,631          $614,268           0.39%
Overseas Shipholding Group, Inc.                                                    1,618          $101,788           0.06%
Plains Exploration & Production Co.  (a)                                            2,780           $97,022           0.06%
Sunoco, Inc.                                                                        3,136          $324,639           0.21%
Transocean, Inc.  (a)                                                               4,785          $246,236           0.16%
Unocal Corp.                                                                        3,815          $235,347           0.15%
Valero Energy Corp.                                                                10,985          $804,871           0.51%
XTO Energy, Inc.                                                                    9,534          $313,097           0.20%
                                                                                          ----------------------------------
TOTAL ENERGY                                                                                    $15,661,599           9.91%
                                                                                          ----------------------------------

Financials
A.G. Edwards, Inc.                                                                  2,060           $92,288           0.06%
ACE, Ltd.                                                                          12,188          $502,999           0.32%
AFLAC, Inc.                                                                        21,801          $812,305           0.51%
American Express Co.                                                                5,976          $306,987           0.19%
American Financial Group, Inc.                                                      1,047           $32,248           0.02%
American International Group, Inc.                                                 51,925        $2,877,165           1.82%
AmeriCredit Corp.  (a)                                                              5,485          $128,568           0.08%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
AmerUs Group Co.                                                                    1,668           $78,813           0.05%
AmSouth Bancorp                                                                     2,563           $66,510           0.04%
Aon Corp.                                                                           9,041          $206,497           0.13%
Apartment Investment & Management Co.                                               2,686           $99,919           0.06%
Archstone-Smith Trust                                                               1,413           $48,197           0.03%
Bank of America Corp.                                                              37,114        $1,636,728           1.04%
Bank of New York Co., Inc. (The)                                                   28,034          $814,387           0.52%
BB&T Corp.                                                                         17,062          $666,783           0.42%
Bear Stearns Cos., Inc. (The)                                                       3,061          $305,794           0.19%
Capital One Financial Corp.                                                         8,740          $653,489           0.41%
Chubb Corp. (The)                                                                   8,216          $651,282           0.41%
CIT Group, Inc.                                                                     4,553          $173,014           0.11%
Citigroup, Inc.                                                                    51,106        $2,296,704           1.45%
Comerica, Inc.                                                                      2,478          $136,488           0.09%
Compass Bancshares, Inc.                                                            1,769           $80,313           0.05%
Countrywide Financial Corp.                                                        20,581          $668,059           0.42%
E*TRADE Financial Corp.  (a)                                                       15,708          $188,496           0.12%
Eaton Vance Corp.                                                                   4,857          $113,848           0.07%
Equity Residential                                                                  4,078          $131,352           0.08%
Everest Re Group Ltd.                                                               2,414          $205,456           0.13%
Federal Home Loan Mortgage Corp.                                                   24,602        $1,554,847           0.98%
Federal National Mortgage Association                                              28,987        $1,578,342           1.00%
Fifth Third Bancorp                                                                 8,191          $352,049           0.22%
First American Corp.                                                                1,903           $62,685           0.04%
Franklin Resources, Inc.                                                            6,896          $473,411           0.30%
Gallagher (Arthur J.) & Co.                                                           649           $18,691           0.01%
GATX Corp.                                                                          2,126           $70,562           0.04%
Hartford Financial Services Group, Inc. (The)                                       7,391          $506,727           0.32%
HCC Insurance Holdings, Inc.                                                        2,887          $104,394           0.07%
Hibernia Corp.                                                                      5,565          $178,136           0.11%
Horace Mann Educators Corp.                                                         1,205           $21,377           0.01%
Huntington Bancshares, Inc.                                                         1,553           $37,117           0.02%
Independence Community Bank Corp.                                                   1,552           $60,528           0.04%
Janus Capital Group, Inc.                                                           6,861           $95,711           0.06%
JPMorgan Chase & Co.                                                               23,815          $823,999           0.52%
KeyCorp                                                                             2,949           $95,695           0.06%
LaBranche & Co., Inc.  (a)                                                            432            $4,018           0.00%
Legg Mason, Inc.                                                                    5,365          $419,221           0.27%
Lehman Brothers Holdings, Inc.                                                      2,004          $188,697           0.12%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Lincoln National Corp.                                                              1,179           $53,220           0.03%
Loews Corp.                                                                         2,837          $208,633           0.13%
Marsh & McLennan Cos., Inc.                                                         3,788          $115,231           0.07%
MBNA Corp.                                                                         36,798          $903,391           0.57%
Merrill Lynch & Co., Inc.                                                           7,518          $425,519           0.27%
MetLife, Inc.                                                                      32,031        $1,252,413           0.79%
MoneyGram International, Inc.                                                       1,269           $23,971           0.02%
Moody's Corp.                                                                       1,068           $86,358           0.05%
National City Corp.                                                                23,491          $786,948           0.50%
Ohio Casualty Corp.  (a)                                                            1,735           $39,870           0.03%
Old Republic International Corp.                                                    2,386           $55,570           0.04%
Plum Creek Timber Co., Inc.                                                         1,280           $45,696           0.03%
Principal Financial Group, Inc.                                                     8,945          $344,293           0.22%
Progressive Corp. (The)                                                             4,253          $390,255           0.25%
Protective Life Corp.                                                               2,000           $78,600           0.05%
Providian Financial Corp.  (a)                                                     12,370          $212,270           0.13%
Prudential Financial, Inc.                                                         14,896          $855,031           0.54%
Raymond James Financial, Inc.                                                         514           $15,574           0.01%
Regions Financial Corp.                                                             3,078           $99,727           0.06%
SAFECO Corp.                                                                        5,490          $267,418           0.17%
SEI Investments Co.                                                                 1,487           $53,770           0.03%
Simon Property Group, Inc.                                                          3,200          $193,856           0.12%
St. Paul Travelers Cos., Inc. (The)                                                24,080          $884,458           0.56%
StanCorp Financial Group, Inc.                                                        826           $70,028           0.04%
SunTrust Banks, Inc.                                                                7,157          $515,805           0.33%
T.Rowe Price Group, Inc.                                                              934           $55,461           0.04%
U.S. Bancorp                                                                       18,173          $523,745           0.33%
Unizan Financial Corp.                                                              4,457          $115,882           0.07%
UnumProvident Corp.                                                                10,676          $181,705           0.12%
W. R. Berkley Corp.                                                                 3,008          $149,197           0.09%
Wachovia Corp.                                                                      2,755          $140,257           0.09%
Washington Mutual, Inc.                                                            11,244          $444,138           0.28%
Webster Financial Corp.                                                               759           $34,466           0.02%
Weingarten Realty Investors                                                           644           $22,224           0.01%
Wells Fargo & Co.                                                                  23,919        $1,430,357           0.91%
Wilmington Trust Corp.                                                              1,441           $50,579           0.03%
XL Capital Ltd. Class A                                                             6,045          $437,477           0.28%
Zions Bancorp                                                                         600           $41,412           0.03%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
                                                                                          ----------------------------------
TOTAL FINANCIALS                                                                                $32,225,701          20.35%
                                                                                          ----------------------------------
HEALTH CARE
Abbott Laboratories                                                                    56            $2,611           0.00%
Aetna, Inc.  (a)                                                                   12,871          $964,681           0.61%
AmerisourceBergen Corp.                                                             4,740          $271,554           0.17%
Amgen, Inc.  (a)                                                                   16,980          $988,405           0.63%
Applera Corp.-Applied Biosystems Group                                              3,731           $73,650           0.05%
Apria Healthcare Group, Inc.  (a)                                                   1,401           $44,972           0.03%
Bausch & Lomb, Inc.                                                                   828           $60,692           0.04%
Becton, Dickinson & Co.                                                             7,174          $419,105           0.27%
Biogen Idec, Inc.  (a)                                                              2,371           $81,823           0.05%
C.R. Bard, Inc.                                                                       372           $25,326           0.02%
Cardinal Health, Inc.                                                              15,530          $866,574           0.55%
Caremark Rx, Inc.  (a)                                                             10,747          $427,516           0.27%
Cephalon, Inc.  (a)                                                                   402           $18,826           0.01%
CIGNA Corp.                                                                         5,823          $519,994           0.33%
Covance, Inc.  (a)                                                                    442           $21,044           0.01%
Coventry Health Care, Inc.  (a)                                                     1,397           $95,192           0.06%
Cytyc Corp.  (a)                                                                      770           $17,718           0.01%
DENTSPLY International, Inc.                                                        1,150           $62,572           0.04%
Edwards Lifesciences Corp.  (a)                                                       429           $18,541           0.01%
Genzyme Corp.  (a)                                                                  1,802          $103,146           0.07%
Guidant Corp.                                                                         755           $55,794           0.04%
HCA, Inc.                                                                          15,483          $829,424           0.53%
Humana, Inc.  (a)                                                                   3,484          $111,279           0.07%
Johnson & Johnson                                                                  58,011        $3,896,019           2.47%
King Pharmaceuticals, Inc.  (a)                                                     2,906           $24,149           0.02%
Laboratory Corp. of America Holdings  (a)                                             320           $15,424           0.01%
Lincare Holdings, Inc.  (a)                                                         4,120          $182,228           0.12%
Manor Care, Inc.                                                                    1,238           $45,014           0.03%
McKesson Corp.                                                                     12,705          $479,614           0.30%
Medco Health Solutions, Inc.  (a)                                                   3,963          $196,446           0.12%
Merck & Co., Inc.                                                                  63,828        $2,066,113           1.31%
Mylan Laboratories, Inc.                                                            2,540           $45,009           0.03%
PacifiCare Health Systems, Inc.  (a)                                                2,010          $114,409           0.07%
Pfizer, Inc.                                                                       94,995        $2,495,518           1.58%
Sepracor, Inc.  (a)                                                                   619           $35,537           0.02%
STERIS Corp.  (a)                                                                     491           $12,398           0.01%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Tenet Healthcare Corp.  (a)                                                        12,694          $146,362           0.09%
Triad Hospitals, Inc. (a)                                                           2,219          $111,172           0.07%
UnitedHealth Group, Inc.                                                           15,235        $1,453,114           0.92%
Universal Health Services, Inc. Class B                                               422           $22,113           0.01%
Varian Medical Systems, Inc.  (a)                                                     984           $33,732           0.02%
Vertex Pharmaceuticals, Inc.  (a)                                                     577            $5,401           0.00%
WellPoint, Inc.  (a)                                                                4,482          $561,818           0.36%
                                                                                          ----------------------------------
TOTAL HEALTH CARE                                                                               $18,022,029          11.43%
                                                                                          ----------------------------------
INDUSTRIALS
Alaska Air Group, Inc.  (a)                                                         1,154           $33,974           0.02%
Alexander & Baldwin, Inc.                                                           1,236           $50,924           0.03%
Allied Waste Industries, Inc.  (a)                                                  8,703           $63,619           0.04%
Boeing Co. (The)                                                                   25,324        $1,480,441           0.94%
Brink's Co. (The)                                                                   2,445           $84,597           0.05%
Burlington Northern Santa Fe Corp.                                                 16,282          $878,088           0.56%
C.H. Robinson Worldwide, Inc.                                                         604           $31,124           0.02%
Career Education Corp.  (a)                                                           748           $25,626           0.02%
Cendant Corp.                                                                      45,922          $943,238           0.60%
CNF, Inc.                                                                           2,197          $102,798           0.07%
Cooper Industries, Ltd.                                                             1,358           $97,124           0.06%
CSX Corp.                                                                           3,116          $129,782           0.08%
Cummins, Inc.                                                                       1,633          $114,882           0.07%
Eaton Corp.                                                                           377           $24,656           0.02%
Emerson Electric Co.                                                                5,980          $388,281           0.25%
Equifax, Inc.                                                                         981           $30,107           0.02%
Federal Signal Corp.                                                                  358            $5,431           0.00%
FedEx Corp.                                                                         6,476          $608,420           0.39%
Flowserve Corp.  (a)                                                                  395           $10,219           0.01%
General Dynamics Corp.                                                              3,518          $376,602           0.24%
General Electric Co.                                                              127,939        $4,613,480           2.92%
Graco, Inc.                                                                         1,494           $60,298           0.04%
Grainger (W.W.), Inc.                                                                 653           $40,662           0.03%
Granite Construction, Inc.                                                            600           $15,762           0.01%
H&R Block, Inc.                                                                     1,776           $89,830           0.06%
Harsco Corp.                                                                          604           $36,004           0.02%
Hubbell, Inc.                                                                         509           $26,010           0.02%
Ingersoll-Rand Co. Class A                                                            338           $26,922           0.02%
J.B. Hunt Transport Services, Inc.                                                  2,231           $97,651           0.06%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Korn/Ferry International  (a)                                                         285            $5,424           0.00%
Lockheed Martin Corp.                                                               2,691          $164,312           0.10%
Masco Corp.                                                                        18,898          $655,194           0.41%
Nordson Corp.                                                                         252            $9,279           0.01%
Norfolk Southern Corp.                                                             15,764          $584,056           0.37%
Northrop Grumman Corp.                                                                 11              $594           0.00%
PACCAR, Inc.                                                                        3,768          $272,766           0.17%
Parker-Hannifin Corp.                                                               2,571          $156,625           0.10%
Pentair, Inc.                                                                       2,106           $82,134           0.05%
Precision Castparts Corp.                                                           2,356          $181,435           0.11%
Quanta Services, Inc.  (a)                                                          2,553           $19,479           0.01%
Raytheon Co.                                                                       16,322          $631,661           0.40%
Rockwell Automation, Inc.                                                           5,909          $334,686           0.21%
Rockwell Collins, Inc.                                                              3,792          $180,461           0.11%
Ryder System, Inc.                                                                  2,305           $96,118           0.06%
Sotheby's Holdings, Inc.  (a)                                                         461            $7,819           0.00%
SPX Corp.                                                                             530           $22,938           0.01%
Swift Transportation Co., Inc.  (a)                                                 2,038           $45,121           0.03%
Tecumseh Products Co.                                                                 527           $20,874           0.01%
Textron, Inc.                                                                       5,857          $437,049           0.28%
Thomas & Betts Corp.  (a)                                                           1,266           $40,892           0.03%
Tyco International Ltd.                                                            26,583          $898,505           0.57%
Union Pacific Corp.                                                                 5,580          $388,926           0.25%
United Parcel Service, Inc. Class B                                                 3,090          $224,767           0.14%
United Rentals, Inc.  (a)                                                           3,289           $66,471           0.04%
Waste Management, Inc.                                                             15,499          $447,146           0.28%
Werner Enterprises, Inc.                                                              545           $10,589           0.01%
Yellow Roadway Corp.  (a)                                                             354           $20,723           0.01%
                                                                                          ----------------------------------
TOTAL INDUSTRIALS                                                                               $16,492,596          10.44%
                                                                                          ----------------------------------
INFORMATION TECHNOLOGY
Activision, Inc.  (a)                                                               1,336           $19,773           0.01%
Acxiom Corp.                                                                        3,649           $76,374           0.05%
Adobe Systems, Inc.                                                                 6,563          $440,837           0.28%
Advanced Micro Devices, Inc.  (a)                                                  16,718          $269,494           0.17%
Alliance Data Systems Corp.  (a)                                                    1,178           $47,591           0.03%
Altera Corp.  (a)                                                                   2,689           $53,188           0.03%
Apple Computer, Inc.  (a)                                                          28,106        $1,171,177           0.74%
Applied Materials, Inc.  (a)                                                        2,884           $46,865           0.03%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Atmel Corp.  (a)                                                                   11,990           $35,370           0.02%
Autodesk, Inc.                                                                      9,886          $294,207           0.19%
BMC Software, Inc.  (a)                                                             9,476          $142,140           0.09%
Cabot Microelectronics Corp.  (a)                                                     539           $16,914           0.01%
CheckFree Corp.  (a)                                                                2,488          $101,411           0.06%
CIENA Corp.  (a)                                                                    3,158            $5,432           0.00%
Cisco Systems, Inc.  (a)                                                          108,278        $1,937,093           1.23%
Citrix Systems, Inc.  (a)                                                           5,971          $142,229           0.09%
Cognizant Technology Solutions Corp.  (a)                                           1,916           $88,519           0.06%
CommScope, Inc.  (a)                                                                  366            $5,475           0.00%
Computer Associates International, Inc.                                             4,154          $112,573           0.07%
Computer Sciences Corp.  (a)                                                        8,240          $377,804           0.24%
Compuware Corp.  (a)                                                               10,548           $75,946           0.05%
Comverse Technology, Inc.  (a)                                                      3,039           $76,644           0.05%
Corning, Inc.  (a)                                                                 12,078          $134,429           0.09%
Cree, Inc.  (a)                                                                     2,123           $46,175           0.03%
CSG Systems International, Inc.  (a)                                                  745           $12,136           0.01%
Cypress Semiconductor Corp.  (a)                                                      875           $11,025           0.01%
Dell, Inc.  (a)                                                                     9,519          $365,720           0.23%
Electronic Arts, Inc.  (a)                                                          2,197          $113,761           0.07%
Electronic Data Systems Corp.                                                      15,025          $310,567           0.20%
EMC Corp.  (a)                                                                     10,099          $124,420           0.08%
Fairchild Semiconductor International, Inc.  (a)                                    1,718           $26,337           0.02%
Freescale Semiconductor, Inc.  (a)                                                 11,693          $201,704           0.13%
Harris Corp.                                                                        4,278          $139,677           0.09%
Hewlett-Packard Co.                                                                11,200          $245,728           0.16%
Integrated Device Technology, Inc.  (a)                                               768            $9,239           0.01%
Intel Corp.                                                                        68,143        $1,582,962           1.00%
International Business Machines Corp.                                              33,745        $3,083,618           1.95%
Intuit, Inc.  (a)                                                                   4,068          $178,056           0.11%
Lam Research Corp.  (a)                                                             4,886          $141,010           0.09%
Macromedia, Inc.  (a)                                                               3,118          $104,453           0.07%
Macrovision Corp.  (a)                                                                713           $16,249           0.01%
Maxim Integrated Products, Inc.                                                     3,698          $151,137           0.10%
McAfee, Inc.  (a)                                                                   5,762          $129,990           0.08%
Mercury Interactive Corp.  (a)                                                        614           $29,091           0.02%
Micron Technology, Inc.  (a)                                                       17,127          $177,093           0.11%
Microsoft Corp.                                                                   113,142        $2,734,641           1.73%
Motorola, Inc.                                                                     93,803        $1,404,231           0.89%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
National Semiconductor Corp.                                                        2,557           $52,700           0.03%
NCR Corp.  (a)                                                                      8,042          $271,337           0.17%
Network Appliance, Inc.  (a)                                                        8,782          $242,911           0.15%
Parametric Technology Corp.  (a)                                                    5,190           $29,012           0.02%
PerkinElmer, Inc.                                                                   4,547           $93,805           0.06%
QLogic Corp.  (a)                                                                   1,915           $77,557           0.05%
QUALCOMM, Inc.                                                                      9,733          $356,714           0.23%
Reynolds & Reynolds Co. (The)                                                         456           $12,339           0.01%
Sabre Holdings Corp. Class A                                                          976           $21,355           0.01%
Solectron Corp.  (a)                                                               13,591           $47,161           0.03%
Storage Technology Corp.  (a)                                                       4,685          $144,298           0.09%
Sun Microsystems, Inc.  (a)                                                       134,439          $543,133           0.34%
Sybase, Inc.  (a)                                                                   1,364           $25,180           0.02%
Synopsys, Inc.  (a)                                                                 6,564          $118,808           0.08%
Tech Data Corp.  (a)                                                                  421           $15,602           0.01%
Tellabs, Inc.  (a)                                                                  5,115           $37,340           0.02%
Texas Instruments, Inc.                                                            27,010          $688,485           0.44%
Thermo Electron Corp.  (a)                                                          3,123           $78,981           0.05%
Unisys Corp.  (a)                                                                  11,320           $79,919           0.05%
Varian, Inc.  (a)                                                                     252            $9,548           0.01%
VERITAS Software Corp.  (a)                                                        15,063          $349,763           0.22%
Vishay Intertechnology, Inc.  (a)                                                   2,327           $28,925           0.02%
Wind River Systems, Inc.  (a)                                                         100            $1,508           0.00%
Xerox Corp.  (a)                                                                   39,722          $601,788           0.38%
                                                                                          ----------------------------------
TOTAL INFORMATION TECHNOLOGY                                                                    $20,938,674          13.28%
                                                                                          ----------------------------------
MATERIALS
Albemarle Corp.                                                                       307           $11,163           0.01%
Alcoa, Inc.                                                                         3,770          $114,570           0.07%
Allegheny Technologies, Inc.                                                          711           $17,142           0.01%
Ball Corp.                                                                          4,125          $171,105           0.11%
Cytec Industries, Inc.                                                                275           $14,919           0.01%
Dow Chemical Co. (The)                                                             28,633        $1,427,355           0.90%
E.I. du Pont de Nemours & Co.                                                      23,734        $1,216,130           0.77%
Eastman Chemical Co.                                                                3,352          $197,768           0.13%
FMC Corp.  (a)                                                                        256           $13,683           0.01%
Georgia-Pacific Corp.                                                              10,150          $360,223           0.23%
Great Lakes Chemical Corp.                                                          2,606           $83,704           0.05%
Longview Fibre Co.                                                                  2,197           $41,216           0.03%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
                                                                                          ----------------------------------
Louisiana-Pacific Corp.                                                             3,118           $78,387           0.05%
Lyondell Chemical Co.                                                               6,050          $168,916           0.11%
Martin Marietta Materials, Inc.                                                     1,080           $60,394           0.04%
MeadWestvaco Corp.                                                                  1,975           $62,844           0.04%
Monsanto Co.                                                                       11,390          $734,654           0.47%
Nucor Corp.                                                                         6,913          $397,912           0.25%
Pactiv Corp.  (a)                                                                   3,176           $74,160           0.05%
Peabody Energy Corp.                                                                3,584          $166,154           0.11%
Phelps Dodge Corp.                                                                  4,072          $414,244           0.26%
Potlatch Corp.                                                                      1,270           $59,779           0.04%
PPG Industries, Inc.                                                                4,741          $339,076           0.21%
Praxair, Inc.                                                                       2,270          $108,642           0.07%
Sealed Air Corp.  (a)                                                                 587           $30,489           0.02%
Steel Dynamics, Inc.                                                                1,067           $36,758           0.02%
Temple-Inland, Inc.                                                                   384           $27,859           0.02%
United States Steel Corp.                                                           4,930          $250,691           0.16%
Vulcan Materials Co.                                                                2,424          $137,756           0.09%
Weyerhaeuser Co.                                                                    3,545          $242,832           0.15%
                                                                                          ----------------------------------
TOTAL MATERIALS                                                                                  $7,060,525           4.49%
                                                                                          ----------------------------------
TELECOMMUNICATION SERVICES
AT&T Corp.                                                                        133,461        $2,502,394           1.58%
BellSouth Corp.                                                                     4,356          $114,519           0.07%
CenturyTel, Inc.                                                                    1,923           $63,151           0.04%
Cincinnati Bell, Inc.  (a)                                                          5,241           $22,274           0.01%
Citizens Communications Co.                                                        12,024          $155,590           0.10%
Nextel Communications, Inc.  (a)                                                   84,072        $2,389,326           1.51%
Qwest Communications International, Inc.  (a)                                      56,892          $210,500           0.13%
Telephone & Data Systems, Inc.                                                      1,643          $134,069           0.08%
Verizon Communications, Inc.                                                       61,751        $2,192,160           1.39%
                                                                                          ----------------------------------
TOTAL TELECOMMUNICATION SERVICES                                                                 $7,783,983           4.91%
                                                                                          ----------------------------------
UTILITIES
AES Corp. (The)  (a)                                                               28,123          $460,654           0.29%
Allegheny Energy, Inc.  (a)                                                         5,832          $120,490           0.08%
Alliant Energy Corp.                                                                2,460           $65,879           0.04%
American Electric Power Co., Inc.                                                  14,264          $485,831           0.31%
CenterPoint Energy, Inc.                                                            4,161           $50,057           0.03%
CMS Energy Corp.  (a)                                                               2,722           $35,495           0.02%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
Constellation Energy Group, Inc.                                                    1,231           $63,643           0.04%
DPL, Inc.                                                                           4,564          $114,100           0.07%
DTE Energy Co.                                                                      1,272           $57,851           0.04%
Duke Energy Corp.                                                                  41,001        $1,148,438           0.73%
Dynegy, Inc. Class A (a)                                                            2,684           $10,494           0.01%
Edison International                                                               11,611          $403,134           0.26%
El Paso Corp.                                                                      18,383          $194,492           0.12%
Entergy Corp.                                                                       3,163          $223,498           0.14%
FirstEnergy Corp.                                                                   2,378           $99,757           0.06%
FPL Group, Inc.                                                                    10,758          $431,933           0.27%
IDACORP, Inc.                                                                       1,131           $32,086           0.02%
KeySpan Corp.                                                                       3,459          $134,797           0.09%
National Fuel Gas Co.                                                               1,174           $33,565           0.02%
Nicor, Inc.                                                                         1,530           $56,748           0.04%
NiSource, Inc.                                                                      3,256           $74,204           0.05%
Northeast Utilities                                                                 5,449          $105,002           0.07%
OGE Energy Corp.                                                                      637           $17,167           0.01%
ONEOK, Inc.                                                                         3,722          $114,712           0.07%
Peoples Energy Corp.                                                                  280           $11,738           0.01%
Pepco Holdings, Inc.                                                                1,370           $28,756           0.02%
Pinnacle West Capital Corp.                                                         3,863          $164,216           0.10%
PNM Resources, Inc.                                                                 1,284           $34,257           0.02%
Progress Energy, Inc.                                                               4,329          $181,601           0.11%
Public Service Enterprise Group, Inc.                                              28,064        $1,526,401           0.97%
Questar Corp.                                                                       2,401          $142,259           0.09%
Sierra Pacific Resources  (a)                                                       4,978           $53,514           0.03%
TECO Energy, Inc.                                                                   1,446           $22,673           0.01%
TXU Corp.                                                                          11,119          $885,406           0.56%
Westar Energy, Inc.                                                                   621           $13,438           0.01%
WGL Holdings, Inc.                                                                  1,049           $32,477           0.02%
Williams Cos., Inc. (The)                                                          20,064          $377,404           0.24%
Xcel Energy, Inc.                                                                  11,217          $192,708           0.12%
                                                                                          ----------------------------------
TOTAL UTILITIES                                                                                  $8,200,875           5.19%
                                                                                          ----------------------------------
TOTAL COMMON STOCK                                                                             $154,509,922          97.75%
                                                                                          ----------------------------------
INVESTMENT COMPANIES
FINANCIALS
S&P 500 Index-SPDR Trust, Series 1  (b)                                            18,060        $2,130,358           1.35%

                                                                            SHARES / PRINCIPAL
                                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
                                                                                          ----------------------------------
TOTAL FINANCIALS                                                                                 $2,130,358           1.35%
                                                                                          ----------------------------------
TOTAL INVESTMENT COMPANIES                                                                       $2,130,358           1.35%
                                                                                          ----------------------------------
Total Investments (Cost $153,508,607) (c)                                                      $156,640,280          99.10%
                                                                                          ----------------------------------

Cash and Other Assets Less Liabilities                                                           $1,337,879           0.90%
                                                                                          ----------------------------------
NET ASSETS                                                                                     $157,978,159         100.00%
                                                                                          ==================================


(a) Non-income producing security.
(b) Exchange Traded Fund- represents a basket of securities that are traded on an exchange.
(c) At March 31,2005,cost is $154,991,621 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation.........  $6,529,013
Gross unrealized depreciation......... $(4,880,354)
---------------------------------------------------
Net unrealized appreciation............ $1,648,659
===================================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS

By:    /s/ Mark R. Taylor
       ---------------------
       MARK R. TAYLOR
       President and Principal Executive Officer


Date:  May 20, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Mark R. Taylor
       ---------------------
       MARK R. TAYLOR
       President and Principal Executive Officer

Date:  May 20, 2005


By:    /s/Patrick J. Farrell
       ---------------------
       PATRICK J. FARRELL
       Treasurer and
       Principal Financial Officer

Date:  May 20, 2005